As filed with the Securities and Exchange Commission on October 1, 1999
                        1933 Act Registration No. 2-11357
                        1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]
        Pre-Effective Amendment No.     [    ]    [   ]
        Post-Effective Amendment No.    [ 86 ]    [ X ]
               and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ X ]
        Amendment No.                   [ 41 ]    [ X ]

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY FUNDS
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b)
[ ] on _________________ pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ________________pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _______________pursuant to paragraph (a)(2)

        Neuberger   Berman  Equity  Funds  is  a   "master/feeder   fund."  This
Post-Effective Amendment No. 86 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                          NEUBERGER BERMAN EQUITY FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 86 ON FORM N-1A


        This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 86 on Form N-1A

        Neuberger Berman Focus Fund
        Neuberger Berman Genesis Fund
        Neuberger Berman Guardian Fund
        Neuberger Berman International  Fund
        Neuberger Berman Manhattan Fund
        Neuberger Berman Millennium Fund
        Neuberger Berman Partners Fund
        Neuberger Berman Regency Fund
        Neuberger Berman Socially Responsive Fund

        Part A - Prospectus

        Part B - Statement of Additional Information

        Part C - Other Information

Signature Pages

Exhibit Index

PHOTO                                                           NEUBERGER BERMAN

NEUBERGER BERMAN
EQUITY FUNDS-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------
                    PROSPECTUS DECEMBER 1, 1999

                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

Focus Fund
Genesis Fund
Guardian Fund
International Fund
Manhattan Fund
Millennium Fund
Partners Fund
Regency Fund
Socially Responsive Fund

CONTENTS
-----------------

            NEUBERGER BERMAN EQUITY FUNDS

PAGE 2 ......  Focus Fund

     8 ......  Genesis Fund

    14 ......  Guardian Fund

    20 ......  International Fund

    26 ......  Manhattan Fund

    32 ......  Millennium Fund

    37 ......  Partners Fund

    43 ......  Regency Fund

    47 ......  Socially Responsive Fund

            YOUR INVESTMENT

    53 ......  Share Prices

    54 ......  Privileges and Services

    55 ......  Distributions and Taxes

    57 ......  Maintaining Your Account

    62 ......  Buying and Selling Shares

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
All of the Neuberger Berman Equity Funds are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $ billion in total assets (as of September 30, 1999) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THESE FUNDS:

- ARE DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED STOCK PORTFOLIOS

- ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT INVEST USING A VALUE OR A GROWTH APPROACH, OR A COMBINATION OF THE TWO

- USE A MASTER/FEEDER STRUCTURE IN THEIR PORTFOLIOS; SEE PAGE   FOR INFORMATION
  ON HOW IT WORKS

- CARRY CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED

PHOTO

NEUBERGER BERMAN
FOCUS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBSSX      ABOVE: PORTFOLIO MANAGER KENT C. SIMONS

"OUR INVESTMENT APPROACH FOR FOCUS FUND INVOLVES LOOKING FOR COMPANIES THAT HAVE LOW PRICE-TO-EARNINGS RATIOS, SOLID BALANCE SHEETS AND STRONG MANAGEMENT. WE OFTEN FIND THAT THESE COMPANIES ARE CONCENTRATED IN CERTAIN SECTORS OF THE ECONOMY, AND WE LOOK FURTHER WITHIN THESE SECTORS FOR OTHER COMPANIES THAT MEET OUR CRITERIA."

GOAL & STRATEGY
------------------------------------------------------------

INDUSTRY SECTORS
The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

This contrasts with an approach of limiting investment to one sector, which may offer greater opportunity but also more risk. A sector may have above-average performance during particular periods, but individual sectors also tend to move up and down more than the broader market.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

- autos and housing

- consumer goods and services

- defense and aerospace

- energy

- financial services

- health care

- heavy industry

- machinery and equipment

- media and entertainment

- retailing

- technology

- transportation

- utilities

At any given time, the fund intends to place most of its assets in those sectors on the list that the manager believes are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors. However, it does not invest more than 50% of total assets in any one sector, or more than 25% of total assets in any one industry.

The manager looks for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                            Focus Fund   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors. These may include market, economic, political, or regulatory developments, among others. The fund's performance may also suffer if a sector does not perform as the portfolio manager expected.

To the extent that the fund emphasizes any particular size of stock, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks; over time, however, large-cap stocks may perform better or worse than mid- and small-cap stocks. At any given time, one size of stock may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing heavily in energy stocks prior to November 1991, and invested mainly in large-cap stocks prior to September 1998, its performance during those times would have been different if current policies had been in effect.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                     29.78%
'90                                      -5.92%
'91                                      24.66%
'92                                      21.10%
'93                                      16.33%
'94                                       0.87%
'95                                      36.19%
'96                                      16.22%
'97                                      24.15%
'98                                      13.24%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of
9/30/99

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

FOCUS FUND                         13.24        17.55        17.01
S&P 500 Index                      28.52        24.02        19.16

 The S&P 500 is an unmanaged index of U.S. stocks.

                                            Focus Fund   5

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
KENT C. SIMONS is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. He has managed the fund's assets since 1988.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.75% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.75
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.10
                                              ....
EQUALS:  Total annual operating expenses      0.85

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/ FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE .

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $87      $271      $471      $1049

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1995     1996     1997     1998     1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     24.42    28.88    28.46    38.89
PLUS:     Income from investment operations
          Net investment income                                       0.17     0.19     0.08     0.10
          Net gains/losses -- realized and unrealized                 5.97     0.85    12.00    (6.21)
          Subtotal: income from investment operations                 6.14     1.04    12.08    (6.11)
MINUS:    Distributions to shareholders
          Income dividends                                            0.20     0.11     0.22     0.06
          Capital gain distributions                                  1.48     1.35     1.43     4.93
          Subtotal: distributions to shareholders                     1.68     1.46     1.65     4.99
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           28.88    28.46    38.89    27.79
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.87     0.89     0.86     0.84
Expenses(1)                                                             --     0.89     0.86     0.84
Net investment income -- actual                                       0.75     0.69     0.21     0.27
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                     27.47     3.70    43.92   (17.37)
Net assets at end of year (in millions of dollars)                   956.0  1,071.4  1,411.9  1,119.9
Portfolio turnover rate (%)                                             36       39       63       64

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE
    BEEN IF THERE HAD BEEN NO EXPENSE
    OFFSET ARRANGEMENTS. THIS
    CALCULATION IS REQUIRED FOR ALL
    PERIODS ENDING AFTER 9/1/95.

                                            Focus Fund   7

PHOTO

NEUBERGER BERMAN
GENESIS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBGNX      ABOVE: PORTFOLIO MANAGERS ROBERT W. D'ALELIO
                                     AND JUDITH M. VALE

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN FOUND IN LESS GLAMOROUS INDUSTRIES. POTENTIAL FOR GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.

At times, the managers may emphasize certain industries that they believe will benefit from market or economic trends.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                          Genesis Fund   9

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

- be more affected than other types of stocks by the underperformance of a more heavily weighted sector

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      10  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                      17.25%
'90                                      -16.24%
'91                                       41.55%
'92                                       15.62%
'93                                       13.89%
'94                                       -1.82%
'95                                       27.31%
'96                                       29.86%
'97                                       34.89%
'98                                       -6.95%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of
9/30/99:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98

                              1 Year      5 Years     10 Years
----------------------------------------------------------------

GENESIS FUND                     -6.95       15.30        14.07
Russell 2000 Index               -2.55       11.87        12.92

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

                                         Genesis Fund   11

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1988 to 1996, he was a senior portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.98% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.98
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.19
                                              ....
EQUALS:  Total annual operating expenses      1.17

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/ FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE .

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $119     $372      $644      $1420

                      12  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1995     1996        1997        1998        1999
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                      8.27     9.52       10.91       15.55
PLUS:     Income from investment operations
          Net investment income (loss)                                  --    (0.01)      (0.01)       0.11
          Net gains/losses -- realized and unrealized                 1.56     1.95        4.80       (3.00)
          Subtotal: income from investment operations                 1.56     1.94        4.79       (2.89)
MINUS:    Distributions to shareholders
          Income dividends                                              --       --          --          --
          Capital gain distributions                                  0.31     0.55        0.15        0.19
          Subtotal: distributions to shareholders                     0.31     0.55        0.15        0.19
                                                                   ....................................................
EQUALS:   Share price (NAV) at end of year                            9.52    10.91       15.55       12.47
-----------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain waiver and expense offset arrangements had not been in effect.
Net expenses -- actual                                                1.35     1.28        1.16        1.10
Gross expenses(1)                                                     1.38     1.38        1.26        1.12
Expenses(2)                                                             --     1.28        1.17        1.11
Net investment income (loss) -- actual                               (0.16)   (0.18)      (0.08)       0.72
-----------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                     19.69(3)   21.32(3)   44.32(3)  (18.82)(3)
Net assets at end of year (in millions of dollars)                   111.5    195.4       718.1     1,079.1
Portfolio turnover rate (%)                                             37       21          18          18

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO MANAGEMENT FEE WAIVER.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS; THE MANAGEMENT FEE WAIVER IS INCLUDED, HOWEVER. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT WAIVED A PORTION OF THE MANAGEMENT FEE.

                                         Genesis Fund   13

PHOTO

NEUBERGER BERMAN
GUARDIAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NGUAX      ABOVE: PORTFOLIO MANAGERS KEVIN L. RISEN AND
                                     ALLAN "RICK" WHITE

"WE LOOK FOR ESTABLISHED COMPANIES WHOSE INTRINSIC VALUE, BY OUR MEASURE, HAS YET TO BE DISCOVERED BY THE MAJORITY OF INVESTORS. IN MANAGING OVERALL RISK, WE MAKE A CONSCIOUS EFFORT TO DETERMINE THE RISK/REWARD SCENARIO OF EACH INDIVIDUAL HOLDING AS WELL AS ITS IMPACT AT THE PORTFOLIO LEVEL."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large companies are usually well-established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes lead those of smaller companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the fund may emphasize those sectors.

The fund seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- solid balance sheets

- above-average returns

- low valuation measures

- strong competitive positions

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                        Guardian Fund   15

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds. While they may at times be less risky than small-cap stocks, large-cap stocks may perform better or worse over time.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the fund's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The fund's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      16  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

DISTRIBUTION HISTORY
In keeping with its goal, the fund has paid an income distribution every quarter since its inception in 1950. It has also paid an annual capital gain distribution during the same period. Of course, the fund cannot guarantee that it will continue to make these distributions.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                                   21.50%
'90                                                    -4.71%
'91                                                    34.33%
'92                                                    19.01%
'93                                                    14.45%
'94                                                     0.60%
'95                                                    32.11%
'96                                                    17.88%
'97                                                    17.94%
'98                                                     2.35%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of 9/30/99: down
16.87%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

GUARDIAN FUND                       2.35        13.59        14.89
S&P 500 Index                      28.52        24.02        19.16
Russell 1000 Value Index           15.63        20.86        17.38

 The S&P 500 unmanaged indexes of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. value stocks.

                                        Guardian Fund   17

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
KEVIN L. RISEN and ALLAN R. WHITE III are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Risen has co-managed the fund's assets since 1996. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the fund since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.70% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.70
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.12
                                              ....
EQUALS:  Total annual operating expenses      0.82

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/ FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE .

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $84      $262      $455       $1014

                      18  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1995     1996     1997     1998     1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     19.52    23.61    23.78    31.41
PLUS:     Income from investment operations
          Net investment income                                       0.27     0.31     0.15     0.18
          Net gains/losses -- realized and unrealized                 4.30     0.90     8.96    (6.09)
          Subtotal: income from investment operations                 4.57     1.21     9.11    (5.91)
MINUS:    Distributions to shareholders
          Income dividends                                            0.25     0.28     0.24     0.18
          Capital gain distributions                                  0.23     0.76     1.24     4.00
          Subtotal: distributions to shareholders                     0.48     1.04     1.48     4.18
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           23.61    23.78    31.41    21.32
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.80     0.82     0.80     0.79
Expenses(1)                                                             --     0.82     0.80     0.79
Net investment income -- actual                                       1.40     1.37     0.55     0.59
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                     24.06     5.27    39.69   (20.80)
Net assets at end of year (in millions of dollars)                 3,947.5  4,905.2  6,475.1  4,210.8
Portfolio turnover rate (%)                                             26       37       50       60

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

                                        Guardian Fund   19

NEUBERGER BERMAN
INTERNATIONAL FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBISX      PORTFOLIO MANAGER VALERIE CHANG

"IN IDENTIFYING ATTRACTIVE STOCKS FROM AMONG THE MANY THOUSANDS CURRENTLY AVAILABLE OUTSIDE THE U.S., IT'S IMPORTANT TO HAVE A CLEAR STRATEGY. THIS FUND USES A COMBINATION OF GROWTH AND VALUE CRITERIA, WHILE ALSO CONSIDERING LARGER SCALE ECONOMIC FACTORS."

GOAL & STRATEGY
------------------------------------------------------------

FOREIGN STOCKS
There are many promising opportunities for investment outside the U.S. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF FOREIGN COMPANIES.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed companies that show potential for above-average growth or whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected earnings growth. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                   International Fund   21

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund's losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are riskier than comparable U.S. stocks. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The fund could also underperform if the manager invests in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the fund invests in a type of stock, it takes on the risks associated with that type. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued. Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

                      22  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998, its performance during that time would have been different if current policies had been in effect.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989
'90
'91
'92
'93
'94
'95                                       7.88%
'96                                      23.69%
'97                                      11.21%
'98                                       2.35%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of
9/30/99

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98

                                                      Since
                                                    Inception
                                        1 Year       6/15/94
--------------------------------------------------------------

INTERNATIONAL FUND                          2.35         9.45
EAFE Index                                 20.33         8.50

 The EAFE is an unmanaged index of stocks from Europe, Australasia, and the Far East.

                                   International Fund   23

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
VALERIE CHANG is an Assistant Vice President of Neuberger Berman Management. In 1996 she joined the firm and became assistant manager of the fund. She has been the manager since 1997. She began her career in 1990 in banking, and from 1995 to 1996 was a senior securities analyst at another firm.

BENJAMIN E. SEGAL is an Assistant Vice President of Neuberger Berman Management and has been an Associate Manager of the fund since January 1999. He was an assistant portfolio manager at another firm from 1992 to 1998. Prior to 1997, he held positions in international finance and consulting.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 1.11% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      1.11
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.48
                                              ....
EQUALS:  Total annual operating expenses      1.59

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/ FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE .

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $162     $502      $866      $1889

                      24  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                          1995        1996        1997     1998     1999
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year              10.46       10.70       11.91    14.83
PLUS:     Income from investment operations
          Net investment income (loss)                         0.06        0.01          --    (0.03)
          Net gains/losses -- realized and unrealized          0.21        1.24        2.94    (0.81)
          Subtotal: income from investment operations          0.27        1.25        2.94    (0.84)
MINUS:    Distributions to shareholders
          Income dividends                                     0.03        0.04        0.02       --
          Capital gain distributions                             --          --          --     0.14
          Subtotal: distributions to shareholders              0.03        0.04        0.02     0.14
                                                            .................................................
EQUALS:   Share price (NAV) at end of year                    10.70       11.91       14.83    13.85
----------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement/repayment and offset arrangements had not been in effect.
Net expenses -- actual                                         1.70        1.70        1.70     1.70
Gross expenses(1)                                              2.31        2.28        1.69     1.61
Expenses(2)                                                      --        1.70        1.70     1.71
Net investment income (loss) -- actual                         0.73        0.24       (0.02)   (0.24)
----------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                               2.60(3)    11.73(3)    24.71    (5.69)
Net assets at end of year (in millions of dollars)
                                                               26.4        57.0       115.4    125.5
Portfolio turnover rate (%)                                      41          45          37       46

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                   International Fund   25

PHOTO

NEUBERGER BERMAN
MANHATTAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NMANX      ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER
                                     AND BROOKE A. COBB

"WITHOUT QUESTION, WE ARE GROWTH INVESTORS. WE LOOK FOR COMPANIES THAT WE THINK WILL DELIVER POSITIVE EARNINGS SURPRISES, PARTICULARLY THOSE WITH THE POTENTIAL TO DO SO CONSISTENTLY. IDEALLY, WE WANT TO IDENTIFY COMPANIES THAT WILL SOMEDAY RANK AMONG THE FORTUNE 500."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries and may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for fast-growing companies that are in new or rapidly evolving industries. Factors in identifying these firms may include:

- above-average growth of earnings

- earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                       Manhattan Fund   27

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      28  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index as well as a more focused index of mid-cap growth stocks. The fund's performance figures include all of its expenses; the indices do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance would have been different if current policies had been in effect.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                     29.09%
'90                                      -8.05%
'91                                      30.89%
'92                                      17.77%
'93                                      10.01%
'94                                      -3.60%
'95                                      31.00%
'96                                       9.85%
'97                                      29.20%
'98                                      16.39%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of
9/30/99

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

MANHATTAN FUND                     16.39        15.84        15.43
Russell Midcap Growth Index        17.86        17.34        17.30
S&P 500 Index                      28.52        24.02        19.16

 The Russell Midcap Growth is an unmanaged index of U.S. mid-cap growth stocks.

 The S&P 500 is an unmanaged index of U.S. stocks.

                                       Manhattan Fund   29

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the fund since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

BROOKE A. COBB is a Vice President of Neuberger Berman Management. He has been co-manager of the fund since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.78% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.79
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.21
                                              ....
EQUALS:  Total annual operating expenses      1.00

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/ FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE .

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $102     $318      $552      $1225

                      30  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1995     1996     1997     1998     1999
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     11.28    13.27    11.94    14.51
PLUS:     Income from investment operations
          Net investment income (loss)                                  --    (0.04)   (0.03)   (0.05)
          Net gains/losses -- realized and unrealized                 2.70    (0.33)    4.26    (1.20)
          Subtotal: income from investment operations                 2.70    (0.37)    4.23    (1.25)
MINUS:    Distributions to shareholders
          Income dividends                                            0.01       --       --       --
          Capital gain distributions                                  0.70     0.96     1.66     3.84
          Subtotal: distributions to shareholders                     0.71     0.96     1.66     3.84
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           13.27    11.94    14.51     9.42
-----------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.98     0.98     0.98     0.94
Expenses(1)                                                             --     0.98     0.99     0.95
Net investment income (loss) -- actual                                0.03    (0.27)   (0.20)   (0.42)
-----------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                     26.00    (2.91)   38.75   (11.02)
Net assets at end of year (in millions of dollars)
                                                                     612.0    516.2    570.4    476.6
Portfolio turnover rate (%)                                             44       53       89       90

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

                                       Manhattan Fund   31

PHOTO

NEUBERGER BERMAN
MILLENNIUM FUND
--------------------------------------------------------------------------------

                              ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER
                                     AND MICHAEL F. MALOUF

"WE MAKE IT OUR BUSINESS TO TRACK DOWN PROMISING SMALL-CAP COMPANIES WHEREVER THEY MAY BE. AS A RESULT, THIS FUND ENABLES INVESTORS WHO CAN ACCEPT THE RISKS OF SMALL-CAP STOCKS TO PURSUE THE POTENTIAL FOR LONG-TERM GROWTH THAT SMALL-CAPS MAY PROVIDE."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                      Millennium Fund   33

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on small-cap stocks, the fund is subject to many of their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

- be more affected by the performance of those sectors in which small-cap growth stocks may be concentrated

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      34  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
MICHAEL F. MALOUF is a Vice President of Neuberger Berman Management. He has been co-manager of the fund since its inception in 1998, the year he joined the firm. From 1991 to 1998 he was a portfolio manager at another firm.

JENNIFER K. SILVER is a Vice President of Neuberger Berman Management, a principal of Neuberger Berman, LLC and Director of the Growth Equity Group since 1997. She has been co-manager of the fund since 1998. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      1.11
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       1.02
                                              ....
EQUALS:  Total annual operating expenses      2.13

 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.75% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON SIXTY DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE .

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------
Expenses***           $ 216   $  667   $ 1144   $  2462

*** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
    ABOVE, YOUR COSTS FOR THE ONE- AND THREE-YEAR PERIODS WOULD BE $178, $551, $949, AND $2,062 RESPECTIVELY.

BECAUSE THE FUND IS IN ITS FIRST CALENDAR YEAR OF OPERATIONS, PERFORMANCE CHARTS ARE NOT INCLUDED.

                                      Millennium Fund   35

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                                                     1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year
PLUS:     Income from investment operations
          Net investment income
          Net gains/losses -- realized and unrealized
          Subtotal: income from investment operations
MINUS:    Distributions to shareholders
          Income dividends
          Capital gain distributions
          Subtotal: distributions to shareholders
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual
Gross expenses(1)
Expenses(2)
Net investment income -- actual
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(3) (%)
Net assets at end of year (in millions of dollars)
Portfolio turnover rate (%)

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                      36  Neuberger Berman

PHOTO

NEUBERGER BERMAN
PARTNERS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NPRTX      ABOVE: PORTFOLIO MANAGERS ROBERT I.
                              GENDELMAN, MICHAEL M. KASSEN AND S. BASU
                                     MULLICK

"OUR GOAL IS TO FIND COMPANIES THAT WE BELIEVE ARE UNDERVALUED RELATIVE TO THEIR EARNINGS POTENTIAL, WHERE WE SEE A GAP BETWEEN THE ACTUAL PRICE OF A STOCK AND ITS INTRINSIC VALUE IN THE MARKETPLACE. WHEN A COMPANY GROWS IN VALUE AND/OR THE VALUATION GAP CLOSES, THE SUCCESS OF OUR STRATEGY IS REALIZED."

GOAL & STRATEGY
------------------------------------------------------------

MID- AND LARGE-
CAP STOCKS
Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although they have the potential to offer attractive long-term returns.

Large companies are usually well-established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- strong fundamentals

- consistent cash flow

- a sound track record through all phases of the market cycle

The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      38  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks; over time, however, large-cap stocks may perform better or worse than mid-cap stocks. Mid-cap stocks are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                                        Partners Fund   39

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                                 22.78%
'90                                                  -5.11%
'91                                                  22.36%
'92                                                  17.52%
'93                                                  16.46%
'94                                                  -1.89%
'95                                                  35.21%
'96                                                  26.49%
'97                                                  29.23%
'98                                                   6.28%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of 9/30/98: down
8.67%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

PARTNERS FUND                       6.28        18.17        16.22
S&P 500 Index                      28.52        24.02        19.16
Russell 1000 Value Index           15.63        20.86        17.38

 The S&P 500 Index unmanaged indexes of U.S. stocks.

 The Russell 1000 Value Index is an unmanaged index of U.S. Value Stocks.

                      40  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
MICHAEL M. KASSEN, ROBERT I. GENDELMAN AND S. BASU MULLICK are Vice Presidents of Neuberger Berman Management.
Kassen and Gendelman
are principals of Neuberger
Berman, LLC. Kassen has been manager of the fund since 1990, and was joined by Gendelman in 1994 and Mullick in 1998. Gendelman was a portfolio manager at another firm from 1992 to 1993, as was Mullick from 1993 to 1998.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.71% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.71
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.11
                                              ....
EQUALS:  Total annual operating expenses      0.82

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/ FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE .

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $84      $262      $455       $1014

                                        Partners Fund   41

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1995     1996     1997     1998      1999
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     21.32    23.72    23.88    31.60
PLUS:     Income from investment operations
          Net investment income                                       0.17     0.22     0.19     0.23
          Net gains/losses -- realized and unrealized                 3.94     2.84    10.36    (2.83)
          Subtotal: income from investment operations                 4.11     3.06    10.55    (2.60)
MINUS:    Distributions to shareholders
          Income dividends                                            0.11     0.20     0.22     0.19
          Capital gain distributions                                  1.60     2.70     2.61     5.84
          Subtotal: distributions to shareholders                     1.71     2.90     2.83     6.03
                                                                   ............................................
EQUALS:   Share price (NAV) at end of year                           23.72    23.88    31.60    22.97
---------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.83     0.84     0.81     0.80
Expenses(1)                                                             --     0.84     0.81     0.80
Net investment income -- actual                                       0.83     0.93     0.72     0.78
---------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                     21.53    13.86    47.11   (10.03)
Net assets at end of year (in millions of dollars)                 1,564.0  1,871.9  3,103.7  2,812.7
Portfolio turnover rate (%)                                             98       96       77      109

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

                      42  Neuberger Berman

PHOTO

NEUBERGER BERMAN
REGENCY FUND
--------------------------------------------------------------------------------

                              ABOVE:PORTFOLIO MANAGERS ROBERT I. GENDELMAN, MICHAEL M. KASSEN AND S. BASU MULLICK

"WE FOCUS ON THE MID-CAP SECTOR OF THE MARKET BECAUSE WE BELIEVE THERE ARE NUMEROUS OPPORTUNITIES THERE TO FIND LESS WELL-KNOWN VALUES. WE LOOK FOR LEADERSHIP COMPANIES WITH STRONG FUNDAMENTALS WHOSE UNDERLYING VALUE IS NOT YET REFLECTED IN THEIR STOCK PRICES."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among different companies and industries.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- strong fundamentals

- consistent cash flow

- a sound track record through all phases of the market cycle

The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      44  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                                         Regency Fund   45

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
MICHAEL M. KASSEN, ROBERT I. GENDELMAN AND S. BASU MULLICK are Vice
Presidents of Neuberger Berman Management. They have co-managed the fund since its inception in 1999. Kassen and Gendelman are principals of Neuberger Berman, LLC. Kassen has been a portfolio manager at the firm since 1990. Gendelman was a portfolio manager at another firm from 1992 to 1993, as was Mullick from 1993 to 1998.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For investment management services, the fund will pay Neuberger Berman Management a fee at the annual rate of 0.55% of the first $250 million of average net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average net assets in excess of $1.5 billion.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.81
PLUS:    Distribution (12b-1) fees            None
         Other expenses**                     0.99
                                              ....
EQUALS:  Total annual operating expenses      1.80
MINUS:   Expense reimbursement                0.30
                                              ....
EQUALS:  Net expenses                         1.50

 * NEUBERGER BERMAN MANAGEMENT HAS AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/02, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED 1.50% OF ITS AVERAGE NET ASSETS AND THE REPAYMENT IS MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE .

** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years
--------------------------------------
Expenses               $153     $474

Because the fund is new it does not have performance or financial highlights to report.

                      46  Neuberger Berman

PHOTO

NEUBERGER BERMAN
SOCIALLY RESPONSIVE FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBSRX      ABOVE: PORTFOLIO MANAGER JANET PRINDLE

"WE BELIEVE THAT SOUND PRACTICES IN AREAS LIKE EMPLOYMENT AND THE ENVIRONMENT CAN HAVE A POSITIVE IMPACT ON A COMPANY'S BOTTOM LINE. WE LOOK FOR COMPANIES THAT MEET VALUE INVESTING CRITERIA AND ALSO SHOW A COMMITMENT TO UPHOLD OR IMPROVE THEIR STANDARDS OF CORPORATE CITIZENSHIP."

GOAL & STRATEGY
------------------------------------------------------------

SOCIAL INVESTING
Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
         THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES THAT MEET THE FUND'S FINANCIAL CRITERIA AND SOCIAL POLICY.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing in a large number of companies across many different industries.

The managers initially screen companies using value investing criteria. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:
- environmental concerns
- diversity in the work force
- progressive employment, and workplace practices, and community relations

The managers typically also look at a company's record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      48  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. These investments are not subject to the fund's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

- undervalued stocks that don't meet the social criteria could outperform those that do

- economic or political changes could make certain companies less attractive for investment

- the social policy could cause the fund to sell or avoid stocks that subsequently perform well

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks; over time, however, large-cap stocks may perform better or worse than mid-cap stocks. Mid-cap stocks are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                             Socially Responsive Fund   49

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989
'90
'91
'92
'93
'94
'95                                      38.94%
'96                                      18.50%
'97                                      24.41%
'98                                      15.01%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of
9/30/99

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98

                                                      Since
                                                    Inception
                                        1 Year       3/16/94
--------------------------------------------------------------

SOCIALLY RESPONSIVE FUND                   15.01        18.67
S&P 500 Index                              28.52        25.00

 The S&P 500 is an unmanaged index of U.S. stocks.

                      50  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JANET PRINDLE, a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC, joined the latter firm in 1977. She has been managing assets using social criteria since 1990 and has been manager of the fund since 1994.

ROBERT LADD and INGRID SAUKAITIS are Assistant Vice Presidents of Neuberger Berman Management and have been Associate Managers of the fund since 1997. Ladd has been a portfolio manager at the firm since 1992; Saukaitis was project director for a social research group from 1995 to 1997.

NEUBERGER BERMAN MANAGEMENT is the fund's investment adviser, and in turn engages Neuberger Berman, LLC to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.80% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.80
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.30
                                              ....
EQUALS:  Total annual operating expenses      1.10

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/ FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE .

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $112     $350      $606      $1340

                             Socially Responsive Fund   51

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1995          1996        1997        1998         1999
-----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     10.07         11.84       13.88       17.79
PLUS:     Income from investment operations
          Net investment income                                       0.03          0.02        0.03        0.07
          Net gains/losses -- realized and unrealized                 1.76          2.35        4.33       (1.11)
          Subtotal: income from investment operations                 1.79          2.37        4.36       (1.04)
MINUS:    Distributions to shareholders
          Income dividends                                            0.02          0.02        0.03        0.03
          Capital gain distributions                                    --          0.31        0.42        0.40
          Subtotal: distributions to shareholders                     0.02          0.33        0.45        0.43
                                                                   ..........................................................
EQUALS:   Share price (NAV) at end of year                           11.84         13.88       17.79       16.32
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/repayment and offset arrangements had not been in effect.
Net expenses -- actual                                                1.51          1.50        1.48        1.10
Gross expenses                                                        2.50(1)       1.69(1)     1.20(1)       --
Expenses(2)                                                             --          1.50        1.49        1.10
Net investment income -- actual                                       0.36          0.19        0.23        0.43
-----------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                     17.82(3)      20.19(3)    31.96       (6.02)
Net assets at end of year (in millions of dollars)                     8.2          32.9        59.7        82.5
Portfolio turnover rate (%)                                             58            53          51          47

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                      52  Neuberger Berman

YOUR INVESTMENT

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
A fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of a fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.
[MAIN TEXT]

Because these funds do not have sales charges, the price you pay for each share of a fund is the fund's net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares.

The funds are open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

                                      Your Investment   53

PRIVILEGES
AND SERVICES
------------------------------------------------------------

DOLLAR-COST AVERAGING
Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount -- say, $100 a month -- you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.
[MAIN TEXT]

As a Neuberger Berman funds shareholder, you have access to a range of services to make investing easier:

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system. This service is not available for retirement accounts.

INTERNET ACCESS -- At www.nbfunds.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE-REGISTERED TRADEMARK- -- Get up-to-date performance and account information through our 24-hour automated service by calling 800.335.9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

                      54  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you.

DISTRIBUTIONS -- Each fund pays out to shareholders any net income and net capital gains. Ordinarily, the funds make these distributions once a year (in December), except for Guardian Fund, which typically distributes any income quarterly.

Unless you tell us otherwise, your income and capital gain distributions from a fund will be reinvested in that fund. However, if you prefer you may:

- receive all distributions in cash

- reinvest capital gain distributions, but receive income distributions in cash

To take advantage of one of these options, please indicate your choice on your application.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar on facing page) will help clarify this for you.

                                      Your Investment   55

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that we send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Income distributions and short-term capital gain distributions are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund, or whether you reinvested your distributions.

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax consequences. The exception, once again, is tax-advantaged retirement accounts.

                      56  Neuberger Berman

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

BACKUP WITHHOLDING
When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, or if the IRS tells us that you are subject to backup withholding, the IRS requires the fund to withhold 31% of all money you receive from the fund, whether from selling shares or from distributions.

If the appropriate ID number has been applied for but is not available (such as in the case of a custodial account for a newborn), you may open the account without a number. However, we must receive the number within 60 days in order to avoid backup withholding. For information on custodial accounts, call 800.877.9700.

WHEN YOU BUY SHARES -- Instructions for buying shares are on pages   and   .
Whenever you make an initial investment in one of the funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

The funds do not generally issue certificates for shares, although you can request them. Please note, however, that the only way to redeem share certificates is by sending in the certificates. Also, if you lose a certificate, you will be charged a fee to replace it.

WHEN YOU SELL SHARES -- Instructions for selling shares are on pages   and   .
You can place an order to sell some or all of your shares at any time. The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                                      Your Investment   57

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------

SIGNATURE GUARANTEES
A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see sidebar). These cases include:

- when selling more than $50,000 worth of shares

- when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

- when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $1,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

                      58  Neuberger Berman

------------------------------------------------------------

FUND STRUCTURE
Each of the funds in this prospectus uses a "master/feeder" structure.

Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus, we have used the word "fund" to mean a feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, a feeder fund could switch to another master portfolio or decide to manage its assets itself. No fund in this prospectus is currently contemplating such a move.

WHEN YOU EXCHANGE SHARES -- You can move money from one Neuberger Berman fund to another through an exchange of shares. There are three things to remember when making an exchange:

- both accounts must have the same registration

- you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

- because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange program is available to all shareholders in the funds, but can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Neuberger Berman fund investors have the option of placing telephone orders to buy, sell, or exchange shares. On non-retirement accounts, this option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives

                                      Your Investment   59

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------

EURO AND YEAR 2000
ISSUES
Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/01/02, and the ability of computer systems to recognize the Year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

OTHER POLICIES -- Under certain circumstances, the funds reserve the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- suspend the telephone order privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

- change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

                      60  Neuberger Berman

--------------------------------------------------------------------------------

BUYING SHARES

Method      Things to know

-----------------------------------------------------------------------------
SENDING US A CHECK

Your first investment must be at least $1,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, or travelers checks

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to "Neuberger Berman Funds;" we cannot accept checks made out to you or other parties and signed over to us

-----------------------------------------------------------------------------
WIRING MONEY

All wires must be for at least $1,000

-----------------------------------------------------------------------------
EXCHANGING FROM
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed

-----------------------------------------------------------------------------
CALLING IN YOUR ORDER
(with follow-up payment)

All phone investment orders must be for at least $1,000

The money for your shares must be received within three days after you place your order, or your order may be cancelled

You will be responsible for any losses or fees resulting from a cancelled order; if necessary, we may sell other shares belonging to you in order to cover these losses

Not available on retirement accounts

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
INVESTMENTS

All investments must be at least $100

                      62  Neuberger Berman

RETIREMENT PLANS
We offer investors a number of tax-advantaged plans for retirement saving:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions are deductible for some investors, but even when they're not, an IRA can be beneficial.

ROTH IRAS offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Consult your tax professional to find out which types of plans may be beneficial for you, then call 800.877.9700 for information on any Neuberger Berman retirement plan.

Instructions

----------------------------------------------------

Fill out the application and enclose your check

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Before wiring any money, call 800.877.9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the fund name, your account number and other information as requested

----------------------------------------------------

Call 800.877.9700 to place your order

To place an order using FUNDFONE-Registered Trademark-, call 800.335.9366

----------------------------------------------------

Call 800.877.9700 to place your order

Follow up with a wire, electronic transfer, or check
(via express delivery)

To add shares to an existing account using FUNDFONE-Registered Trademark-, call 800.335.9366

----------------------------------------------------

Call 800.877.9700 for instructions

                                      Your Investment   63

SELLING SHARES

Method      Things to know

-----------------------------------------------------------------------------
SENDING US A LETTER

Unless you tell us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s)

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 fee

You can also request that we send the proceeds to your designated bank account by electronic transfer without fee

You may need a signature guarantee (see page 53)

-----------------------------------------------------------------------------
SENDING US A FAX

For amounts of up to $50,000

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
CALLING IN YOUR ORDER

All phone orders to sell shares must be for at least $1,000, unless you are closing out an account

Not available if you have declined the phone option or are selling shares in a retirement account

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
EXCHANGING INTO
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
WITHDRAWALS

For accounts with at least $5,000 worth of shares in them

Withdrawals must be at least $100

                      64  Neuberger Berman

INTERNET CONNECTION
Investors with Internet access can enjoy many valuable and time-saving features by visiting us on the World Wide Web at www.nbfunds.com.

The site offers complete information on our funds, current performance data, and an Investment Education Center with interactive worksheets for college and retirement planning. Also available are relevant news items, tax information, portfolio manager interviews, and related articles.

As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions -- 24 hours a day.

Instructions

----------------------------------------------------

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Write a request to sell shares as described above

Fax it to 212.476.8848

Call 800.877.9700 to make sure your fax arrived and is in order

----------------------------------------------------

Call 800.877.9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDFONE-Registered Trademark-, call 800.335.9366

----------------------------------------------------

Call 800.877.9700 to place your order

To place an order using FUNDFONE-Registered Trademark-, call 800.335.9366

----------------------------------------------------

Call 800.877.9700 for instructions

                                      Your Investment   65

-------------------------------------------------------------------

NOTES

------------------------------------------------------------

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN EQUITY FUNDS

- No load

- No sales charges

- No 12b-1 fees

If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager(s) about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

 NEUBERGER BERMAN MANAGEMENT INC.
 605 Third Avenue
 New York, NY 10158-0180

[RECYCLE LOGO] NMLRR0551299                             SEC file number: 811-582

--------------------------------------------------------------------------------


                        NEUBERGER BERMAN EQUITY FUNDS AND PORTFOLIOS
                            STATEMENT OF ADDITIONAL INFORMATION
                                   DATED DECEMBER 1, 1999

Neuberger Berman MANHATTAN Fund              Neuberger Berman GENESIS Fund
(and Neuberger Berman Manhattan              (and Neuberger Berman Genesis Portfolio)
Portfolio)
Neuberger Berman FOCUS Fund                  Neuberger Berman GUARDIAN Fund
(and Neuberger Berman Focus Portfolio)       (and Neuberger Berman Guardian Portfolio)
Neuberger Berman PARTNERS Fund               Neuberger Berman SOCIALLY RESPONSIVE Fund
(and Neuberger Berman Partners Portfolio)    (and Neuberger Berman Socially
                                             Responsive Portfolio)
Neuberger Berman MILLENNIUM Fund             Neuberger Berman INTERNATIONAL Fund
(and Neuberger Berman Millennium             (and Neuberger Berman International
Portfolio)                                   Portfolio)

                            Neuberger Berman REGENCY FUND
                       (and Neuberger Berman Regency Portfolio)
--------------------------------------------------------------------------------
                                 No-Load Mutual Funds
                 605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                                Toll-Free 800-877-9700


            Neuberger Berman MANHATTAN Fund, Neuberger Berman GENESIS Fund, Neuberger Berman FOCUS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman PARTNERS Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman SOCIALLY RESPONSIVE Fund, Neuberger Berman REGENCY Fund, and Neuberger Berman INTERNATIONAL Fund (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated December 1, 1999. The Funds invest all of their net investable assets in Neuberger Berman MANHATTAN Portfolio, Neuberger Berman GENESIS Portfolio, Neuberger Berman FOCUS Portfolio, Neuberger Berman GUARDIAN Portfolio, Neuberger Berman PARTNERS Portfolio, Neuberger Berman MILLENNIUM Portfolio, Neuberger Berman SOCIALLY RESPONSIVE Portfolio, Neuberger Berman REGENCY Portfolio and Neuberger Berman INTERNATIONAL Portfolio (each a "Portfolio"), respectively.

            The Funds' Prospectus provides basic information that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

            The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C)1999 Neuberger Berman Management Inc.

                                            -i-
                                     TABLE OF CONTENTS

                                                                            Page


INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Temporary Defensive Position...........................................5
      Investment Insight.....................................................5
            Neuberger Berman MANHATTANPortfolio..............................6
            Neuberger Berman GENESISPortfolio................................7
            Neuberger Berman FOCUSPortfolio..................................9
            Neuberger Berman GUARDIAN Portfolio..............................9
            Neuberger Berman PARTNERSPortfolio..............................10
            Neuberger Berman SOCIALLY RESPONSIVEPortfolio...................11
            Neuberger Berman MILLENNIUMPortfolio............................13
            Neuberger Berman REGENCYPortfolio...............................14
            Neuberger Berman INTERNATIONALPortfolio.........................16
      Additional Investment Information.....................................21
      Neuberger Berman FOCUSPortfolio - Description of Economic Sectors.....42
      Neuberger Berman SOCIALLY RESPONSIVEPortfolio - Description of
            Social Policy.................................................  44

PERFORMANCE INFORMATION.....................................................47
      Total Return Computations.............................................47
      Comparative Information...............................................48
      Other Performance Information.........................................49

CERTAIN RISK CONSIDERATIONS.................................................50

TRUSTEES AND OFFICERS.......................................................50

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................57
      Investment Manager and Administrator..................................57
      Management and Administration Fees....................................59
      Sub-Adviser...........................................................62
      Investment Companies Managed..........................................63
      Management and Control of NB Management...............................65

DISTRIBUTION ARRANGEMENTS...................................................65

ADDITIONAL PURCHASE INFORMATION.............................................66
      Share Prices and Net Asset Value......................................66
      Automatic Investing and Dollar Cost Averaging.........................67

ADDITIONAL EXCHANGE INFORMATION.............................................67

ADDITIONAL REDEMPTION INFORMATION...........................................69
      Suspension of Redemptions.............................................69
      Redemptions in Kind...................................................69

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................69

ADDITIONAL TAX INFORMATION..................................................70
      Taxation of the Funds.................................................70
      Taxation of the Portfolios............................................72
      Taxation of the Funds'Shareholders....................................75

PORTFOLIO TRANSACTIONS......................................................75
      Portfolio Turnover....................................................82

REPORTS TO SHAREHOLDERS.....................................................82

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................82

CUSTODIAN AND TRANSFER AGENT................................................85

INDEPENDENT AUDITORS/ACCOUNTANTS............................................86

LEGAL COUNSEL...............................................................86

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................86

REGISTRATION STATEMENT......................................................88

FINANCIAL STATEMENTS........................................................88

Appendix A - RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...............A-1

                                   INVESTMENT INFORMATION

            Each Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Equity Managers Trust or, in the case of Neuberger Berman INTERNATIONAL Fund, in a Portfolio of Global Managers Trust that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (Equity Managers Trust and Global Managers Trust ("Managers Trusts") are open-end management investment companies managed by NB Management; the Managers Trusts, together with the Trust, are referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of the corresponding Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of:

(1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

(2) a majority of the outstanding shares of the Fund or Portfolio.

      These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

            Each Fund (except Neuberger Berman SOCIALLY RESPONSIVE, Neuberger Berman MILLENNIUM, and Neuberger Berman INTERNATIONAL Funds) has the following fundamental investment policy, to enable it to invest in its corresponding
Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            Neuberger Berman SOCIALLY RESPONSIVE Fund and Neuberger Berman MILLENNIUM Fund have the following fundamental investment policy, to enable each to invest in its corresponding Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            Neuberger Berman INTERNATIONAL Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

            Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

            The following investment policies and limitations are fundamental and apply to all Portfolios unless otherwise indicated:

            1. BORROWING (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL Portfolio). No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            BORROWING (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). No Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            COMMODITIES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

            3. DIVERSIFICATION. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            REAL ESTATE (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). This Portfolio may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            For purposes of the limitation on commodities, the Portfolios do not consider foreign currencies or forward contracts to be physical commodities.

            The    following    investment    policies   and   limitations   are
non-fundamental and apply to all Portfolios unless otherwise indicated:

            1. BORROWING (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL Portfolio). None of these Portfolios may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

            3. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

            4. FOREIGN SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN INTERNATIONAL AND NEUBERGER BERMAN MILLENNIUM PORTFOLIOS). None of these Portfolios may invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

            5. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

            6. PLEDGING (NEUBERGER BERMAN GENESIS AND NEUBERGER BERMAN GUARDIAN PORTFOLIOS). Neither of these Portfolios may pledge or hypothecate any of its assets, except that (i) Neuberger Berman GENESIS Portfolio may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member. The other Portfolios are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

            7. SECTOR CONCENTRATION (NEUBERGER BERMAN FOCUS PORTFOLIO). This Portfolio may not invest more than 50% of its total assets in any one economic sector.

            8. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER BERMAN INTERNATIONAL Portfolio). At the close of each quarter of this Portfolio's taxable year, (i) no more than 25% of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of its total assets, no more than 5% of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government securities, as defined for tax purposes, or securities of another regulated investment company ("RIC").

            9. SOCIAL POLICY (NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO). The portfolio may not purchase securities of issuers who derive more than 5% of their total revenue from alcohol, tobacco, gambling or weapons, or that are involved in nuclear power.

            Although   the  Portfolios  do  not  have  policies  limiting  their
investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.

      TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes, each Portfolio (except Neuberger Berman SOCIALLY RESPONSIVE Portfolio and Neuberger Berman INTERNATIONAL Portfolio) may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

            Any part of Neuberger Berman SOCIALLY RESPONSIVE Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when NB Management believes that significant adverse market, economic political, or other circumstances require prompt action to avoid losses. In addition, the feeder funds that invest in Neuberger Berman SOCIALLY RESPONSIVE Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has received a large influx of cash due to sales of Neuberger Berman SOCIALLY RESPONSIVE Fund shares, or shares of another fund which invests in the
Portfolio, or when it anticipates a substantial redemption. Generally, the foregoing temporary investments for Neuberger Berman SOCIALLY RESPONSIVE Portfolio are selected with a concern for the social impact of each investment.

            For temporary defensive purposes, Neuberger Berman INTERNATIONAL Portfolio may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. Neuberger Berman INTERNATIONAL Portfolio may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

INVESTMENT INSIGHT

      Neuberger  Berman's   commitment  to  its  asset  management  approach  is
reflected in the more than $125 million the organization's principals, employees and their families have invested in the Neuberger Berman mutual funds.

      NEUBERGER BERMAN MANHATTAN PORTFOLIO

            The portfolio co-managers of Neuberger Berman MANHATTAN Portfolio love surprises - positive earnings surprises that is. Their extensive research has revealed that historically the stocks of companies that consistently exceeded consensus earnings estimates tended to be terrific performers. They screen the mid-cap growth stock universe to isolate stocks whose most recent earnings have beat the Street's expectations. They then roll up their sleeves and, through diligent fundamental research, strive to identify those companies most likely to record a string of positive earnings surprises. Their goal is to invest today in the fast growing mid-sized companies that will comprise tomorrow's Fortune 500.

            The co-managers explain, "Let us begin by saying we are growth stock investors in the purest sense of the term. We want to own the stocks of companies that are growing earnings faster than the average American business and ideally, faster than the competitors in their respective industries." The co-managers explain that they are particularly biased towards companies that have consistently beaten consensus earnings estimates. Their extensive research has revealed that stocks whose earnings consistently exceeded expectations offered greater potential for long-term capital appreciation.

            The co-managers focus their research efforts on mid-cap stocks in new and/or rapidly evolving industries. However, the Portfolio can invest in securities of companies of any capitalization level. The mid-cap growth sector is less widely followed by Wall Street analysts and therefore, less efficient than the large-cap stock market. Considering the currently high valuations of large-cap growth stocks relative to mid-cap growth stocks with what the co-managers think is comparable or, in many cases, better earnings growth potential, they believe the Portfolio is particularly well positioned in today's market.

      The Portfolio now uses the Russell Midcap(TM) Index as its benchmark. Consistent with the Portfolio's capitalization parameters and growth style, the co-managers believe this is a more appropriate benchmark than the S&P "500." The Portfolio regards mid-cap companies to be those companies with market capitalizations that, at the time of investment, fall within the capitalization range of the Russell Midcap(TM) Index as last announced by the Frank Russell Company before the date of this SAI. For purposes of this SAI, that range was approximately $1.4 billion to $10.3 billion. Companies whose market capitalizations move out of this mid-cap range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's investment program. The Portfolio does not follow a policy of active trading for short-term profits.

            They reiterate, "Let us once again emphasize we are growth stock investors. But, there is a value component to our discipline as well. We just define value differently." The kind of fast growth companies the co-managers favor generally do not trade at below market average price/earnings ratios. However, they often trade at very reasonable multiples relative to annual earnings growth rates. Given the choice between two good companies with comparable earnings growth rates, the co-managers will select the one trading at the lower multiple to earnings growth.

            "We are dispassionate sellers," say the co-managers. "If a stock does not live up to our earnings expectations or if we believe its valuation has become excessive, we will sell and direct the assets to another opportunity we find more attractive. We will maintain a broadly diversified portfolio rather than heavily concentrating our holdings in just a few of the fastest growing industry groups."

      NEUBERGER BERMAN GENESIS PORTFOLIO

            Neuberger Berman GENESIS Fund was established in 1988. A fund dedicated primarily to small-capitalization stocks (companies with total market value of outstanding common stock of up to $1.5 billion at the time the Portfolio invests), Neuberger Berman GENESIS Portfolio is devoted to the same value principles as most of the other equity funds managed by NB Management. The Portfolio is comprised of small-cap stocks with solid earnings today, not just promises for tomorrow.

            Many people think that small-capitalization stock funds are predominantly invested in high-risk companies. That is not necessarily the case. Neuberger Berman GENESIS Portfolio looks for the same fundamentals in small-capitalization stocks as other Portfolios look for in stocks of larger companies. The portfolio co-managers stick to the areas they understand. They look for the most persistent earnings growth at the lowest multiple, as well as for well-established companies with entrepreneurial management and sound finances. Also considered are catalysts to exposing value, such as management changes and new product lines. Often, these are firms that have suffered temporary setbacks or undergone a restructuring.

            Neuberger Berman GENESIS Portfolio's motto is "boring is beautiful." Instead of investing in trendy, high-priced stocks that tend to hurt shareholders on the downside, the Portfolio looks for little-known, solid, growing companies whose stocks the managers believe are wonderful bargains.

AN INTERVIEW WITH THE PORTFOLIO CO-MANAGER

            Q: If I already own a large-cap stock fund, why should I consider investing in a small-cap fund as well?

            A: Look at how fast a sapling grows compared to, say, a mature tree. Much of the same can be true about companies. It's possible for a smaller company to grow 50% faster than an IBM or a Coca-Cola.

            So, many small-cap stocks offer superior growth potential. Consider the cereal you eat, the detergent you use, the coffee you drink -- and imagine if you had invested in these products BEFORE they became household names. If you had invested only in the blue-chip companies of the day, you would have missed out on these opportunities.

            Of course, we're not advocating that an investor's portfolio consist only of small-cap stock funds. It pays to diversify. Let's look back about 25 years. While past performance cannot indicate future performance, small-cap stocks outperformed larger-cap stocks 15 of the years from 1973 to 1997, which means larger-cap stocks did better the rest of the time.1/

-------------------
1/ Results are on a total return basis and include reinvestment of all dividends and other distributions. Small-cap stocks are represented by the fifth capitalization quintile of stocks on the NYSE from 1973 to 1981 and performance of the Dimensional Fund Advisors (DFA) Small Company Fund from 1982 to 1997. Larger-cap stocks are represented by the S&P "500" Index, an unmanaged group of stocks. Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track. Data about these indices are prepared or obtained by N&B Management. The Portfolio may invest in

            Q: Neuberger Berman GENESIS Fund is classified as a "small-cap value fund." To many people, "small-cap value" is an oxymoron. Can you clarify the Portfolio's investment approach?

            A: We understand the confusion. After all, a lot of people equate "small-cap" with "growth." They also equate "value" with "cheap." At Neuberger Berman GENESIS Portfolio, we're 100% behind finding GROWING small-cap companies -- what we believe are highly profitable companies with solid records and promising futures. So where do we part company with managers who follow a growth-oriented investment style? It comes down to how much growth and at what price investors are willing to pay a premium for. We focus on securities we believe are undervalued in the market place, based on future growth prospects, and purchase them at significant discounts. They may be found in mundane, perhaps even boring, industries. Remember, the same glamorous appeal that attracts so many growth investors also attracts competitors.

            In that respect, we're "value" managers. Yet we'd like to make this point clear: Low price-to-earnings multiples, in and of themselves, cannot justify a "buy" decision. When we search for growing, high-quality small-cap companies selling at what we feel are bargain prices, we ask ourselves: Is the company cheap for a good reason? Or, does it have the financial muscle and the management talent to make it into the big leagues?

            Q: Let's turn to specifics. What criteria are used to decide which small-cap companies make the cut -- and which ones don't?

            A: Over the years, we've seen hundreds of small-cap companies that flourished and just as many that failed to deliver on their early promises. What made the difference? While every case is unique, here are a few important traits of the winners.

            First of all, a successful small-cap company normally produces high returns. In practice, this means the business has a number of barriers to entry. Perhaps the company has a technology that's hard to duplicate. Or maybe it can make a product at a substantially lower cost than anyone else. Unlike most businesses, it has an advantage that allows it to continue earning above-market returns.

            In addition to having a competitive edge, a successful small-cap company should generate healthy cash flow. With excess cash, a company has the ability to finance its own growth without diluting the ownership stake of existing stockholders by issuing more shares.

            No small-cap company can grow without having the right people on board. That's why we spend so much time meeting the CEOs and CFOs of small-cap companies. While we question the managers about future plans and strategies, we spend as much time evaluating them as people. Do they seem honest and capable?

--------------------------------------------------------------------------------
(..continued)
many securities not included in the above-described indices. Source: STOCKS, BONDS, BILLS AND INFLATION 1997 YEARBOOKTM, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

Or do they puff up their case? Making portfolio decisions is a lot about making character judgments -- who has the stuff to manage a growing company, and who doesn't.

            THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

      NEUBERGER BERMAN FOCUS PORTFOLIO

            Neuberger Berman FOCUS Portfolio's investment objective is growth of capital. Like the other Portfolios that use a value-oriented investment approach, it seeks to buy undervalued securities that offer opportunities for growth, but then it focuses its assets in those sectors where undervalued stocks are clustered. The portfolio manager begins by looking for stocks that are selling for less than the manager thinks they're worth, a "bottom-up approach." More often than not, such stocks are in a few economic sectors that are out of favor and are undervalued as a group. The portfolio manager thinks most cheap stocks deserve to be cheap and their job is to find the few that don't.

            The portfolio manager doesn't pick sectors for Neuberger Berman FOCUS Portfolio based on his perception of what the economy is going to do. He looks for stocks with low valuations; often, these stocks will be found in a particular sector. If an investment manager rotates the sectors in a portfolio by buying sectors when they are undervalued and selling them when they become fully valued, the manager may be able to achieve above-average performance. When a particular industry may fall within more than one sector, NB Management uses its judgment and experience to determine the placement of that industry within a sector.

      NEUBERGER BERMAN GUARDIAN PORTFOLIO

            Neuberger   Berman  GUARDIAN   Portfolio   subscribes  to  the  same
stock-picking philosophy followed since Roy R. Neuberger founded Neuberger Berman GUARDIAN Fund in 1950.

            It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, Neuberger Berman GUARDIAN Fund has served shareholders well and has paid a dividend every quarter and a capital gain distribution EVERY YEAR since 1950. Of course, there can be no assurance that this trend will continue.

            The portfolio co-managers place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. The managers would rather buy an undervalued stock because they expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. The managers tend to buy stocks that are out of favor, believing that an investor is not going to get great companies at great valuations when the market perception is great.

CONSISTENT VALUE STYLE

Guardian is a large cap value fund that searches for:
o     Established high-quality companies

o     Low price/earnings ratios
o     Strong balance sheets
o     Solid management

      DISCIPLINED, LARGE-CAP VALUE ORIENTATION

      As part of its stock selection process, the portfolio pursues a disciplined, value-driven investment style, which is Neuberger Berman's historic strength. Specifically, the portfolio co-managers seek large-capitalization companies whose stock prices are substantially undervalued. Characteristics of these firms may include: solid balance sheets, above-average returns, low valuations, and consistent earnings.

      BOTTOM-UP APPROACH TO STOCK SELECTION

      The managers believe cheap stocks are plentiful, but true investment bargains are a rare find. To uncover them, they scour a universe of stocks consisting of the bottom 20% of the market in terms of valuation. Those deemed by the managers as inexpensive and poised for a turnaround are placed under consideration. Potential investment candidates are financially sound, well-managed companies that are undervalued relative to their earnings potential and the market as a whole.

      A BROAD VIEW OF RISK MANAGEMENT

      Managing risk involves carefully monitoring the way the stocks in the portfolio react to one another as well as to outside factors. Companies that are in completely different sectors may in fact react similarly to certain economic, market or international events. In their efforts to consider these relationships, the managers use quantitative analysis to evaluate these factors and their impact on the overall portfolio. It is a process they believe is a crucial component in controlling risk and one that evolves over time as new holdings are introduced to the portfolio.

      A STRONG SELL DISCIPLINE

      The managers will generally make an initial investment in a stock of between 1-4% of total net assets. A higher weighting indicates that they believe the company has an "edge" over Wall Street analysts, or they believe it is an uncovered value that others may have overlooked. Once a stock grows beyond the high side of that range, gains are harvested and the holding is reduced to about 3% of total net assets.

      NEUBERGER BERMAN PARTNERS PORTFOLIO

            Neuberger Berman PARTNERS Portfolio's objective is capital growth. It seeks to make money in good markets and not give up those gains during rough times.

            Investors in Neuberger Berman PARTNERS Fund typically seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education.

            The portfolio co-managers look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as a low price-to-earnings ratio, consistent cash flow, and support from asset values, or in relation to their projection of the growth of the company's future earnings. If the market goes down, those stocks the Portfolio elects to hold, historically, have gone down less.

            The portfolio co-managers monitor stocks of medium- to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they are likely to produce a new product, become an acquisition target, or undergo a financial restructuring.

            What else catches the portfolio co-managers' eyes? Companies whose managements own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line.

            To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. The managers' reasoning? Market leaders tend to earn higher levels of profits.

      NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO

            Securities for this Portfolio are selected through a two-phase process. The first is financial. The portfolio manager analyzes a universe of companies according to NB Management's value-oriented philosophy and looks for stocks which are undervalued for any number of reasons. The manager focuses on financial fundamentals, including balance sheet ratios and cash flow analysis, and meets with company management in an effort to understand how those unrecognized values might be realized in the market.

            The second part of the process is social screening. NB Management's social research is based on the same kind of philosophy that governs its financial approach: NB Management believes that first-hand knowledge and experience are its most important tools. Utilizing a database, the portfolio manager does careful, in-depth tracking and analyzes a large number of companies on some eighty issues in six broad social categories. The manager uses a wide variety of sources to determine company practices and policies in these areas. Performance is analyzed in light of knowledge of the issues and of the best practices in each industry.

      Under normal conditions, at least 65% of the Portfolio's total assets are invested in accordance with its Social Policy, and at least 65% of its total assets are invested in equity securities. The Portfolio expects that substantially all of its equity securities will be selected in accordance with the Social Policy. On occasion, the portfolio manager may consider deposits with community banks and credit unions for investment.

            The  portfolio manager understands that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, the manager places value on such
indicators  as  management  commitment,   progress,   direction,   and  industry
leadership.

AN INTERVIEW WITH THE PORTFOLIO MANAGER

            Q: First things first. How do you begin your stock selection process?

            A: Our first question is always: On financial grounds alone, is a company a smart investment? For a company's stock to meet our financial test, it must pass a number of hurdles.

            We look for bargains, just like the portfolio managers of the other Portfolios. More specifically, we search for companies that we believe have terrific products, excellent customer service, and solid balance sheets -- but because they may have missed quarterly earnings expectations by a few pennies, because their sectors are currently out of favor, because Wall Street overreacted to a temporary setback, or because the company's merits aren't widely known, their stocks are selling at a discount.

            While we look at the stock's fundamentals carefully, that's not all we examine. We meet an awful lot of CEOs and CFOs. Top officers of over 400 companies visit Neuberger Berman each year, and we're also frequently on the road visiting dozens of corporations. From Neuberger Berman SOCIALLY RESPONSIVE Fund's inception, we've met with representatives of every company we own.

            When we're face to face with a CEO, we're searching for answers to two crucial questions: "Does the company have a vision of where it wants to go?" and "Can the management team make it happen?" We've analyzed companies for over three decades, and we always look for companies that have both clear strategies and management talent.

            Q: When you evaluate a company's balance sheet, what matters the most to you?

            A: Definitely a company's "free cash flow." Compare it to your household's discretionary income -- the money you have left over each month after you pay off your monthly debt and other expenses. With ample free cash flow, a company can do any number of things. It can buy back its stock. Make important acquisitions. Expand its research and development spending. Or increase its dividend payments.

            When a company generates lots of excess cash flow, it has growth capital at its disposal. It can invest for higher profits down the line and improve shareholder value. Determining exactly HOW a company intends to spend its excess cash is an entirely different matter -- and that's where the information learned in our company meetings comes in. Still, you've got to have the extra cash in the first place. Which is why we pay so much attention to it.

            Q: So you take a hard look at a company's balance sheet and its management. After a company passes your financial test, what do you do next?

            A: After we're convinced of a company's merits on financial grounds alone, we review its record as a corporate citizen. In particular, we look for evidence of leadership in three key areas: concern for the environment, workplace diversity, and enlightened employment practices.

            It should be clear that our social screening always takes place after we search far and wide for what we believe are the best investment opportunities available. This is a crucial point, and an analogy can be used to explain it. Let's assume you're looking to fill a vital position in your company. What you'd pay attention to first is the candidate's competence: Can he or she do the job? So after interviewing a number of candidates, you'd narrow your list to those that are highly qualified. To choose from this smaller group, you might look at the candidate's personality: Can he or she get along with everyone in your group?

            Obviously, you wouldn't hire an unqualified person simply because he or she is likable. What you'd probably do is give the job to a highly qualified person who is ALSO compatible with your group.

            Now, let's turn to the companies that do make our financial cuts. How do we decide whether they meet our social criteria? Once again, our regular meetings with CEOs are key. We look for top management's support of programs that put more women and minorities in the pipeline to be future officers and board members; that minimize emissions, reduce waste, conserve energy, and protect natural resources; and that enable employees to balance work and family life with benefits such as flextime and generous maternal AND paternal leave.

            We realize that companies are not all good or all bad. Instead of looking for ethical perfection, we analyze how a company responds to troublesome problems. If a company is cited for breaking a pollution law, we evaluate its reaction. We also ask: Is it the first time? Do its top executives have a plan for making sure it doesn't happen again -- and how committed are they?

            If we're satisfied with the answers, a company makes it into our portfolio. When all is said and done, we invest in companies that have diverse work forces, strong CEOs, tough environmental standards, AND terrific balance sheets. In our judgment, financially strong companies that are also good corporate citizens are more likely to enjoy a competitive advantage. These days, more and more people won't buy a product unless they know it's environmentally friendly. In a similar vein, companies that treat their workers well may be more productive and profitable.

            Q: Why have investors been attracted to Neuberger Berman SOCIALLY RESPONSIVE Fund?

            A: Our shareholders are looking to invest for the future in more ways than one. While they care deeply about their own financial futures, they're equally passionate about the world they leave to later generations. They want to be able to meet their college bills and leave a world where the air is a little cleaner and where the doors to the executive suite are a little more open.

      NEUBERGER BERMAN MILLENNIUM PORTFOLIO

RIGOROUS STOCK SELECTION PROCESS

            The managers' three-tiered process begins with a search for fast growing small companies whose earnings have grown at least 15% a year for some time and are expected to keep growing rapidly. Next, they assess a company's financial and managerial wherewithal to exploit opportunities thoroughly as they arise and their ability to grow the business despite setbacks. Finally, they determine whether or not a stock's price is reasonable. Too often, small companies post an exorbitant stock price even before they've earned any money. Our managers try to avoid paying unreasonable multiples by researching
competitors,   suppliers  and  customers  and   meticulously   examining   their
financials.

LONG-TERM GROWTH POTENTIAL OF SMALL-CAP STOCKS

            Simply put, a small company can become a mid-size one overnight with the launch of a single blockbuster product. And, since small companies usually have fewer layers of management, they can bring new products or services to the market more quickly than their large-cap counterparts. Adding to small-cap stocks' attractiveness is the fact that they are generally less researched than large-caps, presenting the managers with more opportunities to find undiscovered gems.

RISK MANAGEMENT

The portfolio managers abide by three rules for managing risk: pay only reasonable prices, remain emotionally detached, and stay diversified. In a market downturn, "high flying" glamour stocks are the ones most likely to suffer the worst, which is why the fund focuses on rapidly growing, widely-recognized companies that are selling at reasonable prices relative to their growth prospects. Emotional detachment from their stock picks keeps the managers from staying invested in a security that is no longer a smart investment. To limit downside risk, the portfolio managers expect to invest in a diversified portfolio across an array of sectors and industries. No single stock represents more than 5% of total assets, measured at the time of investment.

      NEUBERGER BERMAN REGENCY PORTFOLIO

            Neuberger Berman REGENCY Fund seeks long-term growth of capital by primarily investing in common stocks of mid-capitalization companies with solid fundamentals. The characteristics the portfolio co-managers look for in companies include consistent cash flows, low price-to-earnings ratios, and sound track records through all phases of the market cycle. They are looking for quality medium-sized companies whose stock prices are undervalued compared to what they believe is the stocks' intrinsic value in the marketplace.

            Their ultimate goal is to find undervalued companies that have not yet been discovered by the majority of investors, or better yet to buy "great companies at a great price." They attempt to do this by focusing on the mid-cap segment of the market because it generally tends to be less followed than the large-cap segment by Wall Street analysts. They strongly believe that more often than not, if you are patient and you do your homework on a company, you can get a good business at a great or at least a good price.

            A particular characteristic the portfolio co-managers like to focus on is the "owner-operator" aspect of many of the companies in the portfolio. "Owner-operator" companies are those that continue to be run by the company's original founder(s) and who still own a lot of stock. Many of these kinds of companies are found in the mid-cap sector and are considered to be "leadership" businesses, despite their medium size.

            The Fund's value approach in the mid-cap sector complements the mid-cap growth style of investing utilized by Neuberger Berman's Manhattan Fund. Investors seeking a balance between growth and value investing styles and various market capitalizations may want to consider this fund.

            REGENCY Portfolio uses the Russell MidcapTM Value Index as its benchmark. Consistent with the Portfolio's capitalization parameters and value style, the co-managers believe this is a more appropriate benchmark than the S&P "500." The Portfolio regards mid-cap companies to be those companies with market capitalizations that, at the time of investment, fall within the capitalization range of the Russell MidcapTM Value Index as last announced by the Frank Russell Company before the date of this SAI. For purposes of this SAI, that range was approximately $1.4 billion to $10.3 billion. Companies whose market capitalizations move out of this mid-cap range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's investment program. The Portfolio does not follow a policy of active trading for short-term profits.

NEUBERGER BERMAN REGENCY
SEEKING MID-CAP COMPANIES WITH MARKET LEADERSHIP

            REGENCY'S   co-managers   search  the  mid-cap  stock  universe  for
companies with a dominant market share in their industry. Historically, businesses with market leadership have delivered significant returns for shareholders over the long term. While this may not always be the case, discovering such middle-weight champions before the rest of Wall Street does can yield substantial payoffs for investors. Of course, there can be no assurance that the managers will select the right stocks every time. Remember that the stocks of mid-cap companies may be more volatile, and entail more risk, than the stocks of larger companies.

            The managers' extensive bottom-up approach begins with quantitative screens that are used to search for undervalued securities with compelling fundamentals. Then, in-depth company and industry analyses are conducted, followed by interviews with company managements and their competitors, customers, and suppliers. In this stage, reviewing strategic plans and evaluating management are critical steps.

            After applying these quantitative and qualitative screens, the remaining candidates are ranked on a risk/reward basis. The managers look at a company's growth potential and how it is positioned to achieve its goals. Their aim is to select mid-cap market leaders whose stocks are selling at a significant discount to their underlying value.

RISK MANAGEMENT

            In seeking to reduce risk on the buy side, the managers look for reasonably priced stocks, diversify investments across an array of industries, and avoid making large sector bets. On the sell side, stocks are sold when they reach their price target, do not perform as expected, or are considered less attractive than other opportunities.

DISCIPLINED INVESTMENT PROCESS

1.    STOCK UNIVERSE
      o  Quantitative Analysis
         -  Capitalization>$1 Billion
         -  Free Cash Flow
         -  Low P/E's
         -  Strong Balance Sheets

2.    VALUE STOCK UNIVERSE
      o  Quantitative Evaluation:  Catalyst for Change
         -  Managerial
         -  Operational
         -  Structural

3.    EXECUTIVE MANAGEMENT TEAM EVALUATION
      o  Proven Track Record
      o  Strategic Plan
      o  Inside Ownership

FUND SUMMARY

Primary investments                      U.S. mid-cap stocks
Benchmark                                Russell MidcapTM Value Index
Investing style                          Value
Number of expected  holdings             50-70*
Expected size of new position            <5% of total assets
* Based on when portfolio assets reach   $25 million - $50 million

      NEUBERGER BERMAN INTERNATIONAL PORTFOLIO

            Equity portfolios consisting solely of domestic investments generally have not enjoyed the higher returns foreign opportunities can offer. Over the past thirty years, for example, the average growth rates of many foreign economies have outpaced that of the United States. While the United States accounted for almost 66% of the world's total securities market capitalization in 1970, it accounted for less than 30% of that total at the end of 1996 -- or less than a third of the dollar value of the world's available stocks and bonds.2/

----------------------
2/    Source:  Morgan Stanley Capital International.

            Over  time,   a  number  of   international   equity   markets  have
outperformed their U.S. counterpart. Although there are no guarantees, foreign markets could continue to provide attractive investment opportunities.

            In addition, according to Morgan Stanley Capital International, the leading companies in any given sector are not always U.S.-based. For example, all ten of the largest construction companies, nine of the ten largest banks and seven of the ten largest automobile companies are based outside of the United States.

            A principal  advantage of investing overseas is  diversification.  A diversified  portfolio  gives  investors  the  opportunity  to pursue  increased overall return while reducing risk. It is prudent to diversify by taking advantage of investment opportunities in more than one country's stock or bond market. By investing in several countries through a worldwide portfolio, investors can lower their exposure and vulnerability to weakness in any one market. Investors should be aware, however, that international investing is not a guarantee against market risk and may be affected by the economic and other factors described in the Prospectus. These include the prospects of individual companies and other risks such as currency fluctuations or controls, expropriation, nationalization and confiscatory taxation.

            Furthermore, buying foreign stocks and bonds can be difficult for the individual investor and involves many decisions. Accessing international markets is complicated; few individuals have the time or resources to evaluate thoroughly foreign companies and markets or the ability to incur the high transaction costs of direct investment in such markets. A mutual fund investing in foreign securities offers an investor broad diversification at a relatively low cost.

            At least 65% of the Portfolio's total assets normally are invested in equity securities of foreign issuers. The Portfolio invests primarily in equity securities of companies located in developed foreign economies, as well as in "emerging markets." NB Management's investment process includes a combination of a top-down or macro-economic analysis and a bottom-up, micro-economic approach, as well as a blend of growth and value investment styles. The Portfolio may use leverage to facilitate transactions it enters into for hedging purposes.

            The   portfolio   manager   searches   the  world   for   investment
opportunities wherever and whenever they arise -- in both developed and emerging markets.

A MACRO- AND MICRO-ECONOMIC APPROACH

            A macro view of various regions and countries is incorporated into the manager's fundamental bottom-up approach to aid in the selection of areas that offer the best relative value. The manager's analysis is designed to add value, not replicate a particular international index. Countries believed to offer the best investment potential are overweighted, while those with limited prospects are underweighted. The manager's micro or bottom-up perspective seeks well-managed companies with strong fundamentals, such as attractive cash flows, strong balance sheets, and solid earnings growth. The Portfolio's selection process leads to investments in companies of all sizes, including small-, mid- and large-sized companies.

A BLEND OF GROWTH AND VALUE INVESTMENT STYLES

            The manager uses a blend of styles to guard against significant losses when a particular style falls out of favor with investors. The growth component highlights rapidly growing companies in niche industries with unique products or services, while the value component focuses on undervalued, out-of-favor companies that may be poised for a turnaround.

WELL-DIVERSIFIED ACROSS COUNTRIES AND INDIVIDUAL SECURITIES

            The manager typically allocates assets across more than 20 countries and upwards of 100 individual securities issues.

CURRENCY RISK MANAGEMENT

            Exchange rate movements and volatility are important factors in international investing. The portfolio manager believes in actively managing the Portfolio's currency exposure, in an effort to capitalize on foreign currency trends and to reduce overall portfolio volatility. Currency risk management is performed separately from equity analysis. The portfolio manager uses a combination of economic analysis to guide the Portfolio's longer-term posture and quantitative trend analysis to assist in timing decisions with respect to whether (or when) to invest in instruments denominated in a particular foreign currency, or whether (or when) to hedge particular foreign currencies in which liquid foreign exchange markets exist.

            To illustrate the importance of including an international component in a well-diversified portfolio, below are the annual returns for the S&P 500 Index and the EAFE(R) Index for the years 1983-1997. In eight of the past fifteen years, international stocks (as represented by the EAFE Index) have outperformed U.S. stocks (as represented by the S&P 500 Index), in some cases by a significant margin. Conversely, in other years, U.S. stocks have substantially outperformed international stocks. Investors with exposure to both domestic and international issues can minimize losses because gains in one market can offset losses in another.


 ANNUAL TOTAL RETURNS FOR EAFE AND S&P 500 (1983-1997):3/
 ------------------------------------------------------------------------------------------------------------------
  YEAR    1997   1996   1995   1994   1993   1992   1991   1990   1989    1988   1987   1986   1985   1984   1983
 ------------------------------------------------------------------------------------------------------------------
 S&P 500 33.32% 22.90% 37.44% 1.36%  10.03% 7.61%  30.34% -3.11% 31.59%  16.50% 5.18%  18.62% 31.64% 6.22%  22.46%
 ------------------------------------------------------------------------------------------------------------------
 EAFE    2.06%  6.36%  11.55% 8.06%  32.94% -11.85%12.50% -23.20%10.80%  28.59% 24.93% 69.94% 56.72% 7.86%  24.61%
 ------------------------------------------------------------------------------------------------------------------


            Of course, these historical results may not continue in the future. Investors should keep in mind the greater risks inherent in foreign markets, such as currency exchange fluctuations, interest rates, and potentially adverse economic and political conditions.

AN INTERVIEW WITH THE PORTFOLIO MANAGER

            Q: Why should investors allocate a portion of their assets to international markets?

            A: First, an investor who does not invest internationally misses out on about two-thirds of the world's potential investment opportunities. The U.S. stock market today represents less than one-third of the world's stock market capitalization, and the U.S. portion continues to shrink as other countries around the world introduce or expand the size of their equity markets. Privatizations of government-owned corporations, initial public offerings, and the occasional creation of official stock exchanges in emerging economies continuously present new opportunities for capital in an expanding global market.

            Second, many foreign economies are in earlier stages of development than ours and are growing fast. Economic growth can often mean potential for investment growth.

            Finally, international investing helps an investor increase diversification, which can reduce risk. Domestic and foreign markets generally do not all move in the same direction, so gains in one market may offset losses in another.

            Q:    Does international investing involve special risks?

            A: Currency risk is one important risk presented by international investing. Fluctuations in exchange rates can either add to or reduce an investor's returns. Anyone who invests in foreign markets should keep that fact in mind.

---------------------
 3/ Total return includes reinvestment of all dividends and other distributions. The EAFE(R) Index, also known as the Morgan Stanley Capital International Europe, Australasia, Far East Index, is an unmanaged index of over 1,000 foreign stock prices and is translated into U.S. dollars. The S&P 500 Index is an unmanaged index generally considered to be representative of U.S. stock market activity. Indices do not take into account brokerage commissions or other fees and expenses of investing in the individual securities that they track. Data about the performance of these indices are prepared or obtained by NB Management.

            Other risks include, but are not limited to, greater market volatility, less government supervision and availability of public information, and the possibility of adverse economic or political developments. Additional special risks of foreign investing are discussed in the Prospectus.

            Q:    What   are  some  of  the   advantages   of  investing  in  an
international fund?

            A: An international mutual fund can be a convenient way to invest internationally and diversify assets among several markets to reduce risk. Additionally, the considerable burden of searching for timely, accurate, and comprehensive information about foreign economies and securities is left to professional managers.

            Q:    What is your investment approach?

            A: We seek to capitalize on investments in countries where we believe that positive economic and political factors are likely to produce above-average returns. Studies have shown that the allocation of assets among countries is typically the most important factor contributing to portfolio performance. We believe that, in the long term, a nation's economic growth and the performance of its equity market are highly correlated. Therefore, we continuously evaluate the global economic outlook as well as individual country data to guide country allocation. Our process also leads to diversification across many countries, typically twenty or more, in an effort to limit total portfolio risk.

            We strive to invest in companies within the selected countries that are in the best position to capitalize on such positive developments or companies that are most attractively valued. We usually include in the Portfolio's investments the securities of large-capitalization companies, determined in relation to the appropriate national market, as well as securities of faster-growing, small- and medium-sized companies that offer potentially higher returns but are often associated with higher risk.

            The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries, which appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. Typically, in emerging markets, we invest in relatively large, established companies that we believe possess the managerial, financial, and marketing strength to exploit successfully the growth of a dynamic economy. In more developed markets, such as Europe and Japan, the Portfolio may invest to a higher degree in medium-sized companies. Medium-sized companies can often provide above-average growth and are less followed by market analysts, which sometimes leads to inefficient valuation.

            Finally, we strive to limit total portfolio volatility and protect the value of portfolio securities by selectively hedging the Portfolio's foreign currency exposure in times when we expect the U.S. dollar to strengthen.

            Q:    How do you perceive the current outlook?

            A: There is still an abundance of exciting investment opportunities around the world. Many equity markets still have not reached the maturity stage of the U.S. market and have much more room to grow. There are new markets opening up to foreign investment and many changes are occurring in markets where equity investments have traditionally commanded less attention than fixed income securities.

            Q:    Compared  to the stock market in the United States,  are there more anomalies in security pricing abroad?

            A: Well, the rest of the world is not as well followed as the United States. So you'll find more anomalies. At the same time, though, the level of analysis of companies around the world is improving every day, and the gap in coverage is narrowing.

            What never changes is the psychology of the investor -- you regularly see either despair or euphoria in different sectors of every international market. That, in our opinion, creates opportunities to find undiscovered gems at extraordinarily cheap prices.

            These opportunities can come from, say, uncertainty over an election going one way or another. Investors may see the outcome as totally disastrous for a country -- or as totally euphoric. Then, reality sets in, and things are never as bleak or as wonderful as they had been painted.

            Q:    Do you integrate  ideas from Neuberger  Berman's  research and the domestic portfolio managers?

            A: Oh, sure. As everyone knows, the world is becoming smaller, and certain industries are becoming global (or have become global). Whether one thinks about technology, pharmaceuticals, medical devices, or the automobile industry, it's really become one world market. So it's crucial to have good knowledge about BOTH the United States and the areas outside the United States where these companies dominate.


                                    * * * * *

            Each Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of any Portfolio's total assets. Of course, each Portfolio's holdings are subject to change.

ADDITIONAL INVESTMENT INFORMATION

            Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.

            ILLIQUID SECURITIES (ALL PORTFOLIOS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of the Managers Trusts, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.

            POLICIES AND LIMITATIONS. Each Portfolio may invest up to 15% of its net assets in illiquid securities.

            REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System (or, in the case of Neuberger Berman INTERNATIONAL Portfolio, also from a foreign bank or a U.S. branch or agency of a foreign bank) or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If Neuberger Berman INTERNATIONAL Portfolio enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Portfolio may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

            POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS (ALL PORTFOLIOS). Each Portfolio may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

            POLICIES AND LIMITATIONS. Each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. Securities lending by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% limit on investments in illiquid securities.

            REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

            LEVERAGE (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Portfolio's and its corresponding Fund's net asset values ("NAVs"). Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Portfolio's investment limitations.

            POLICIES AND LIMITATIONS. Generally, the Portfolio does not intend to use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

            FOREIGN SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

            Each Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on portfolio transactions.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

            The Portfolios may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

            POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, a Portfolio (except Neuberger Berman INTERNATIONAL and Neuberger Berman MILLENNIUM Portfolios) may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Neuberger Berman MILLENNIUM Portfolio may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency. Neuberger Berman INTERNATIONAL Portfolio invests primarily in foreign securities.

            Investments in securities of foreign issuers are subject to each Portfolio's quality standards. Each Portfolio (except Neuberger Berman INTERNATIONAL Portfolio) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

            FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

            When-issued purchases and forward commitment transactions enable the Portfolio to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price.

            The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's NAV starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets. Fluctuations in the market value of the underlying securities are not reflected in the Portfolio's NAV as long as the commitment to sell remains in effect.

            POLICIES AND LIMITATIONS. The Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

            When the Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

              FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
                         FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
                     CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

            FUTURES CONTRACTS AND OPTIONS THEREON. Each of Neuberger Berman SOCIALLY RESPONSIVE and MILLENNIUM Portfolios may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. Each Portfolio views investment in
(i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

            Neuberger Berman INTERNATIONAL Portfolio may enter into futures contracts on currencies, debt securities, interest rates, and securities indices that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

            Neuberger Berman INTERNATIONAL Portfolio may sell futures contracts in order to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Portfolio, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Portfolio may purchase futures contracts in order to fix what NB Management believes to be a favorable price for securities the Portfolio intends to purchase. If a futures contract is purchased by the Portfolio, the value of the contract will tend to change together with changes in the value of such securities. To compensate for differences in historical volatility between positions Neuberger Berman INTERNATIONAL Portfolio wishes to hedge and the standardized futures contracts available to it, the Portfolio may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

            With respect to currency futures, Neuberger Berman INTERNATIONAL Portfolio may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, Neuberger Berman INTERNATIONAL Portfolio may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in that currency and which the Portfolio intends to purchase. The Portfolio may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Portfolio.

            For purposes of managing cash flow, each Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

            A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

            U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

            Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

            "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing their NAVs, the Portfolios mark to market the value of their open futures positions. Each Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

            An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

            Although each Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

            Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

            POLICIES AND LIMITATIONS. Neuberger Berman MILLENNIUM and SOCIALLY RESPONSIVE Portfolios may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. Neither Portfolio engages in transactions in futures and options on futures for speculation. The use of futures and options on futures by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

            Neuberger Berman INTERNATIONAL Portfolio may purchase and sell futures for BONA FIDE hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (I.E., in an effort to enhance income). The Portfolio may also purchase and write put and call options on such futures contracts for BONA FIDE hedging and non-hedging purposes.

            For purposes of managing cash flow, each Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

            CALL OPTIONS ON SECURITIES (ALL PORTFOLIOS). Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE and INTERNATIONAL Portfolios may write covered call options and may purchase call options on securities. Each of the other
Portfolios may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's
NAVs) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

            When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

            The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolios' total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

            If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

            POLICIES AND LIMITATIONS. Each Portfolio may write covered call options and may purchase call options in related closing transactions. Each Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do).

            A Portfolio would purchase a call option to offset a previously written call option. Each of Neuberger Berman MILLENNIUM and SOCIALLY RESPONSIVE Portfolios also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. The use of call options on securities by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy. Neuberger Berman INTERNATIONAL Portfolio may purchase call options for hedging or non-hedging purposes.

            PUT OPTIONS ON SECURITIES (NEUBERGER BERMAN MILLENNIUM, SOCIALLY RESPONSIVE AND INTERNATIONAL PORTFOLIOS). Each of these Portfolios may write and purchase put options on securities.

            Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

            When Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

            Portfolio securities on which put options may be written and purchased by Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

            POLICIES AND LIMITATIONS. Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE and INTERNATIONAL Portfolios generally write and purchase put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs). However, Neuberger Berman INTERNATIONAL Portfolio also may use put options for non-hedging purposes. The use of put options on securities by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

            GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. Neuberger Berman INTERNATIONAL Portfolio also may purchase European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

            Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Neuberger Berman INTERNATIONAL Portfolio also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Portfolio and a counter-party, with no clearing organization guarantee. Thus, when a Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions.

            The premium received (or paid) by a Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

            A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            A Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger Berman MILLENNIUM, SOCIALLY RESPONSIVE or INTERNATIONAL Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

            POLICIES AND LIMITATIONS. Each Portfolio may use American-style options. Neuberger Berman INTERNATIONAL Portfolio may also purchase European-style options and may purchase and sell options that are traded on foreign exchanges.

            The assets used as cover (or held in a segregated account) for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

            The use of put and call options by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

            PUT AND CALL OPTIONS ON SECURITIES INDICES. Neuberger Berman INTERNATIONAL Portfolio may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Portfolio's securities or securities the Portfolio intends to buy. The Portfolio may write securities index options to close out positions in such options that it has purchased.

            For purposes of managing cash flow, each Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

            Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

            The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

            Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

            POLICIES AND LIMITATIONS. Neuberger Berman INTERNATIONAL Portfolio may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Portfolio will be listed and traded on an exchange. The Portfolio currently does not expect to invest a substantial portion of its assets in securities index options.

            For purposes of managing cash flow, each Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index . All securities index options purchased by the Portfolios will be listed and traded on an exchange.

            FOREIGN CURRENCY TRANSACTIONS (ALL PORTFOLIOS). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolios also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

            The Portfolios (other than Neuberger Berman INTERNATIONAL Portfolio) enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

            At the consummation of a forward contract to sell currency, a Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

            NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

            However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. If a Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Portfolio may experience delays in the settlement of its foreign currency transactions.

            Neuberger Berman INTERNATIONAL Portfolio may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Portfolio may invest in securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Portfolio's ability to prevent potential losses. In addition, Neuberger Berman INTERNATIONAL Portfolio may invest in securities denominated in other currency baskets.

            POLICIES AND LIMITATIONS. The Portfolios (other than Neuberger Berman INTERNATIONAL Portfolio) may enter into forward contracts for the purpose of hedging and not for speculation. The use of forward contracts by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

            Neuberger Berman INTERNATIONAL Portfolio may enter into forward contracts for hedging or non-hedging purposes. When the Portfolio engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Portfolio to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. Neuberger Berman INTERNATIONAL Portfolio may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Portfolio's investment portfolio.

            OPTIONS ON FOREIGN CURRENCIES (ALL PORTFOLIOS). Each Portfolio may write and purchase covered call and put options on foreign currencies. Neuberger Berman INTERNATIONAL Portfolio may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

            Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

            POLICIES AND LIMITATIONS. A Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, Neuberger Berman INTERNATIONAL Portfolio may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Portfolio. The use of options on currencies by Neuberger Berman SOCIALLY RESPONSIVE Portfolio is not subject to the Social Policy.

            REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent a Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            COVER FOR FINANCIAL INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.

            POLICIES AND LIMITATIONS. Each Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

            GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Portfolio's use of Financial Instruments will be successful.

            Each Portfolio's use of Financial  Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

            POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. NB Management intends to reduce the risk that a Portfolio will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

            SHORT SALES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). Neuberger Berman INTERNATIONAL Portfolio may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Portfolio also may use short sales in an attempt to realize gain. To effect a short sale, the Portfolio borrows a security from a brokerage firm to make delivery to the buyer. The Portfolio then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Portfolio is required to pay the lender any dividends and may be required to pay a premium or interest.

            Neuberger Berman INTERNATIONAL Portfolio will realize a gain if the security declines in price between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Portfolio is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

            Neuberger Berman INTERNATIONAL Portfolio also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

            The effect of short selling on the Portfolio is similar to the effect of leverage. Short selling may amplify changes in the Portfolio's and Neuberger Berman INTERNATIONAL Fund's NAVs. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Portfolio.

            POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Portfolio engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between
(1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Portfolio replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

            FIXED INCOME SECURITIES (ALL PORTFOLIOS). While the emphasis of the Portfolios' investment programs is on common stocks and other equity securities, the Portfolios may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Portfolio may invest in investment grade corporate bonds and debentures. Neuberger Berman PARTNERS Portfolio, INTERNATIONAL Portfolio and REGENCY Portfolio each may invest in corporate debt securities rated below investment grade.

      U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

            "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

            Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of


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default or may be in default.  Changes in economic  conditions  or  developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger Berman PARTNERS Portfolio, REGENCY Portfolio or INTERNATIONAL Portfolio warrants exposure to the additional level of risk.

            POLICIES AND LIMITATIONS. Each Portfolio normally may invest up to 35% of its total assets in debt securities. Neuberger Berman PARTNERS and REGENCY Portfolios each may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. Neuberger Berman INTERNATIONAL Portfolio may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

            Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, Neuberger Berman MILLENNIUM Portfolio and Neuberger Berman SOCIALLY RESPONSIVE Portfolio each will engage in an orderly disposition of the downgraded securities. Each other Portfolio (except Neuberger Berman INTERNATIONAL Portfolio) will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger Berman PARTNERS and REGENCY Portfolios). NB Management will make a determination as to whether Neuberger Berman INTERNATIONAL Portfolio should dispose of the downgraded securities.

            COMMERCIAL PAPER (ALL PORTFOLIOS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            POLICIES AND LIMITATIONS. The Portfolios may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. Neuberger Berman INTERNATIONAL Portfolio may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

            ZERO COUPON SECURITIES (NEUBERGER BERMAN PARTNERS, MILLENNIUM, SOCIALLY RESPONSIVE AND REGENCY PORTFOLIOS). Each of these Portfolios may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time


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

remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

            The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Portfolio prior to the receipt of any actual payments. Because its corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, each such Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."

            The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

            CONVERTIBLE SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and its corresponding Fund's ability to achieve their investment objectives.

            POLICIES AND LIMITATIONS. Neuberger Berman SOCIALLY RESPONSIVE Portfolio may invest up to 20% of its net assets in convertible securities. The Portfolio does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to each Portfolio's investment policies and limitations concerning fixed income securities.

            PREFERRED STOCK (ALL PORTFOLIOS). Each Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of


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

directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

            SWAP AGREEMENTS (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). The Portfolio may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Portfolio otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

            Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

            POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Portfolio will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

            JAPANESE INVESTMENTS (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). All of the Portfolios may invest in foreign securities, including securities of Japanese issuers. From time to time, Neuberger Berman INTERNATIONAL Portfolio may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Portfolio may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

            OTHER INVESTMENT COMPANIES. Neuberger Berman INTERNATIONAL Portfolio may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Portfolio can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Portfolio is ready to make an investment. Each Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.



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

            As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolios do not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

            POLICIES AND LIMITATIONS. Each Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

            INDEXED SECURITIES (NEUBERGER BERMAN INTERNATIONAL PORTFOLIO). Neuberger Berman INTERNATIONAL Portfolio may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

NEUBERGER BERMAN FOCUS PORTFOLIO - DESCRIPTION OF ECONOMIC SECTORS.

            Neuberger Berman FOCUS Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

            (1) AUTOS AND HOUSING SECTOR: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

            (2) CONSUMER GOODS AND SERVICES SECTOR: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

            (3) DEFENSE AND AEROSPACE SECTOR: Companies engaged in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of


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

flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

            (4) ENERGY SECTOR: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

            (5) FINANCIAL SERVICES SECTOR: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

            (6) HEALTH CARE SECTOR: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

            (7) HEAVY INDUSTRY SECTOR: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

            (8) MACHINERY AND EQUIPMENT SECTOR: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and processes that involve hazardous components and the risk of product obsolescence.



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

            (9) MEDIA AND ENTERTAINMENT SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector -- for example, video and electronic games -- may become obsolete quickly. Additionally, companies engaged in television and radio broadcast are subject to government regulation.

            (10) RETAILING SECTOR: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

            (11) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

            (12) TRANSPORTATION SECTOR: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

            (13) UTILITIES SECTOR: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO - DESCRIPTION OF SOCIAL POLICY

BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

            In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing


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number of individuals  and  institutions  are applying  similar  strategies to a broad range of problems.

            Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

            AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

            LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

            The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. THE WEALTH OF NATIONS is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

THE SOCIALLY RESPONSIVE DATABASE

            Neuberger Berman, LLC ("Neuberger Berman"), the Portfolio's sub-adviser, maintains a database of information about the social impact of the companies it follows. NB Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger Berman in many categories and then analyzed by NB Management in the following six categories of corporate responsibility:

            WORKPLACE DIVERSITY AND EMPLOYMENT. NB Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. NB Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, NB Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. NB Management also monitors companies' progress and attitudes toward these issues.



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

            ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, NB Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, NB Management examines their problems in terms of severity, frequency, and elapsed time. NB Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. NB Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. NB Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

            PRODUCT. NB Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. NB Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. NB Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

            PUBLIC HEALTH. NB Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. NB Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

            WEAPONS. NB Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

            CORPORATE CITIZENSHIP. NB Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. NB Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

IMPLEMENTATION OF SOCIAL POLICY

            Companies deemed acceptable by NB Management from a financial standpoint are analyzed using Neuberger Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment.

Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

            The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at NB Management who interpret the information.

            In applying the information in the database to stock selection for the Portfolio, NB Management considers several factors. NB Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. NB Management also takes into account any remedial action which has been taken by the company relating to these infractions. NB Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.


                             PERFORMANCE INFORMATION

            Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

            Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n = ERV

            Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. As of the date of this SAI, Neuberger Berman REGENCY Fund had been in existence only a very short time and had no meaningful performance history.

                                     Average Annual Total Returns
Fund                                   Periods Ended 8/31/1999

                ONE YEAR    FIVE YEARS      TEN YEARS      PERIOD FROM INCEPTION
                --------    ----------      ---------      ---------------------
MANHATTAN

GENESIS

FOCUS

GUARDIAN

PARTNERS

SOCIALLY
RESPONSIVE

MILLENNIUM

INTERNATIONAL


            Prior to January 5, 1989, the investment policies of Neuberger Berman FOCUS Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger Berman FOCUS Fund may be required, under applicable law, to include information reflecting performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not necessarily reflect the level of performance and expenses that would have been experienced had the Fund's current investment policies been in effect.

            NB Management may from time to time waive a portion of its fees due from any Fund or Portfolio or reimburse a Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

            From time to time each Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and

      U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2)  recognized  stock  and  other  indices,  such  as the  S&P  500
      Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell MidcapTM Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $35 million to $3.2 billion, with an average of $514 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. The EAFE(R) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

            Neuberger Berman SOCIALLY RESPONSIVE Fund's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

            Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

            From  time  to  time,  information  about  a  Portfolio's  portfolio
allocation   and  holdings  as  of  a   particular   date  may  be  included  in
Advertisements for the corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type or, in the case of Neuberger Berman SOCIALLY RESPONSIVE Portfolio, by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

            NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

            Investors who may find Neuberger Berman PARTNERS Fund, Neuberger Berman REGENCY Fund, Neuberger Berman GUARDIAN Fund or Neuberger Berman FOCUS Fund to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

            Information   regarding  the  effects  of  automatic  investing  and
systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.


                           CERTAIN RISK CONSIDERATIONS

            Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman.

THE TRUST AND EQUITY MANAGERS TRUST:

                                      Positions Held
                                      With the Trust and
Name, Age, and Address(1)             Equity Managers Trust      Principal Occupation(s)(2)
-------------------------             ---------------------      --------------------------

Faith Colish (63)                     Trustee of each Trust      Attorney at Law, Faith Colish, A
63 Wall Street                                                   Professional Corporation.
24th Floor
New York, NY  10005

Stanley Egener* (64)                  Chairman of the Board,     Principal of Neuberger Berman;
                                      Chief Executive Officer,   President and Director of NB
                                      and Trustee of each Trust  Management; Chairman of the Board,
                                                                 Chief Executive Officer and Trustee
                                                                 of  nine  other  mutual  funds  for
                                                                 which   NB   Management   acts   as
                                                                 investment        manager        or
                                                                 administrator.

Howard A. Mileaf (61)                 Trustee of each Trust      Vice President and Special Counsel
WHX Corporation                                                  to WHX Corporation (holding
110 East 59th Street                                             company) since 1992; Director of
30th Floor                                                       Kevlin Corporation (manufacturer of
New York, NY  10022                                              microwave and other products).

Edward I. O'Brien* (70)               Trustee of each Trust      Until 1993, President of the
12 Woods Lane                                                    Securities Industry Association
Scarsdale, NY 10583                                              ("SIA") (securities industry's
                                                                 representative     in    government
                                                                 relations and regulatory matters at
                                                                 the  federal  and  state   levels);
                                                                 until  November  1993,  employee of
                                                                 the SIA;  Director  of Legg  Mason,
                                                                 Inc.

John T. Patterson, Jr. (70)           Trustee of each Trust      Retired.  Formerly, President of
7082 Siena Court                                                 SOBRO (South Bronx Overall Economic
Boca Raton, FL  33433                                            Development Corporation).

John P. Rosenthal (66)                Trustee of each Trust      Senior Vice President of Burnham
Burnham Securities Inc.                                          Securities Inc. (a registered
Burnham Asset Management Corp.                                   broker-dealer) since 1991;
1325 Avenue of the Americas                                      Director, Cancer Treatment
17th Floor                                                       Holdings, Inc.
New York, NY  10019



                                       51

                                      Positions Held
                                      With the Trust and
Name, Age, and Address(1)             Equity Managers Trust      Principal Occupation(s)(2)
-------------------------             ---------------------      --------------------------

Cornelius T. Ryan (67)                Trustee of each Trust      General Partner of Oxford Partners
Oxford Bioscience Partners                                       and Oxford Bioscience Partners
315 Post Road West                                               (venture capital partnerships) and
Westport, CT  06880                                              President of Oxford Venture
                                                                 Corporation;  Director  of  Capital
                                                                 Cash Management Trust (money market
                                                                 fund) and Prime Cash Fund.

Gustave H. Shubert (69)               Trustee of each Trust      Senior Fellow/Corporate Advisor and
13838 Sunset Boulevard                                           Advisory Trustee of Rand (a
Pacific Palisades, CA   90272                                    non-profit public interest research
                                                                 institution)  since 1989;  Honorary
                                                                 Member of the Board of Overseers of
                                                                 the  Institute  for Civil  Justice,
                                                                 the Policy  Advisory  Committee  of
                                                                 the  Clinical  Scholars  Program at
                                                                 the University of  California,  the
                                                                 American    Association   for   the
                                                                 Advancement of Science, the Counsel
                                                                 on  Foreign   Relations,   and  the
                                                                 Institute  for  Strategic   Studies
                                                                 (London);  advisor  to the  Program
                                                                 Evaluation and Methodology Division
                                                                 of  the  U.S.  General   Accounting
                                                                 Office;    formerly   Senior   Vice
                                                                 President and Trustee of Rand.

Lawrence Zicklin* (62)                President and Trustee of   Principal of Neuberger Berman;
                                      each Trust                 Director of NB Management;
                                                                 President  and/or  Trustee  of  six
                                                                 other  mutual  funds  for  which NB
                                                                 Management   acts   as   investment
                                                                 manager or administrator.

Daniel J. Sullivan (59)               Vice President of each     Senior Vice President of NB
                                      Trust                      Management since 1992; Vice
                                                                 President   of  nine  other  mutual
                                                                 funds for which NB Management  acts
                                                                 as     investment     manager    or
                                                                 administrator.



                                       52

                                      Positions Held
                                      With the Trust and
Name, Age, and Address(1)             Equity Managers Trust      Principal Occupation(s)(2)
-------------------------             ---------------------      --------------------------

Michael J. Weiner (51)                Vice President and         Senior Vice President of NB
                                      Principal Financial        Management since 1992; Principal of
                                      Officer of each Trust      Neuberger Berman since 1998;
                                                                 Treasurer  of  NB  Management  from
                                                                 1992 to 1996;  Vice  President  and
                                                                 Principal Financial Officer of nine
                                                                 other  mutual  funds  for  which NB
                                                                 Management   acts   as   investment
                                                                 manager or administrator.

Claudia A. Brandon (42)               Secretary of each Trust    Vice President of NB Management;
                                                                 Secretary of nine other mutual
                                                                 funds for which NB Management acts
                                                                 as investment manager or
                                                                 administrator.

Richard Russell (52)                  Treasurer and Principal    Vice President of NB Management
                                      Accounting Officer of      since 1993; Treasurer and Principal
                                      each Trust                 Accounting Officer of nine other
                                                                 mutual funds for which NB
                                                                 Management acts as investment
                                                                 manager or administrator.

Stacy Cooper-Shugrue (35)             Assistant Secretary of     Assistant Vice President of NB
                                      each Trust                 Management since 1993; Assistant
                                                                 Secretary   of  nine  other  mutual
                                                                 funds for which NB Management  acts
                                                                 as     investment     manager    or
                                                                 administrator.

C. Carl Randolph (61)                 Assistant Secretary of     Principal of Neuberger Berman since
                                      each Trust                 1992; Assistant Secretary of nine
                                                                 other  mutual  funds  for  which NB
                                                                 Management   acts   as   investment
                                                                 manager or administrator.

Barbara DiGiorgio (40)                Assistant Treasurer of     Assistant Vice President of NB
                                      each Trust                 Management since 1993; Assistant
                                                                 Treasurer  since 1996 of nine other
                                                                 mutual    funds    for   which   NB
                                                                 Management   acts   as   investment
                                                                 manager or administrator.



                                       53

                                      Positions Held
                                      With the Trust and
Name, Age, and Address(1)             Equity Managers Trust      Principal Occupation(s)(2)
-------------------------             ---------------------      --------------------------

Celeste Wischerth (37)                Assistant Treasurer of     Assistant Vice President of NB
                                      each Trust                 Management since 1994; prior
                                                                 thereto, employee of NB Management;
                                                                 Assistant  Treasurer  since 1996 of
                                                                 nine other  mutual  funds for which
                                                                 NB  Management  acts as  investment
                                                                 manager or administrator.


GLOBAL MANAGERS TRUST:

                                     Positions Held with Global
Name, Age, and                            Managers Trust
Address(1)                                --------------              Principal Occupation(s)(2)
----------                                                            --------------------------

Stanley Egener* (64)                      Chairman of the Board,      (See above)
                                          Chief Executive Officer
                                          and Trustee
Howard A. Mileaf (61)                     Trustee                     (See above)
WHX Corporation
110 East 59th Street
30th Floor
New York, NY  10022

John T. Patterson, Jr. (70)               Trustee                     (See above)
7082 Siena Court
Boca Raton, FL  33433

John P. Rosenthal (66)                    Trustee                     (See above)
Burnham Securities Inc.
Burnham Asset Management Corp.
1325 Avenue of the Americas
17th Floor
New York, NY  10019

Lawrence Zicklin (62)                     President                   (See above)

Daniel J. Sullivan (59)                   Vice President              (See above)

Michael J. Weiner (51)                    Vice President and          (See above)
                                          Principal Financial
                                          Officer

Richard Russell (52)                      Treasurer and Principal     (See above)
                                          Accounting Officer


                                       54

                                     Positions Held with Global
Name, Age, and                            Managers Trust
Address(1)                                --------------              Principal Occupation(s)(2)
----------                                                            --------------------------

Claudia A. Brandon (42)                   Secretary                   (See above)

Stacy Cooper-Shugrue (35)                 Assistant Secretary         (See above)

C. Carl Randolph (61)                     Assistant Secretary         (See above)

Barbara DiGiorgio (40)                    Assistant Treasurer         (See above)

Celeste Wischerth (37)                    Assistant Treasurer         (See above)

Jacqueline Henning (56)                   Assistant Treasurer         Managing Director, State
                                                                      Street Cayman Trust Co., Ltd.
                                                                      since 1994; Assistant
                                                                      Director, Morgan Grenfell,
                                                                      1993-94; Bank of Nova Scotia
                                                                      Trust Co. (Cayman) Ltd.,
                                                                      Managing Director, 1988-93.

Lenore Joan McCabe (37)                   Assistant Secretary         Operations Supervisor, State
                                                                      Street Cayman Trust Co., Ltd.;
                                                                      Project Manager, State Street
                                                                      Canada, Inc., 1992-94.

--------------------
(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons of each Trust by virtue of the fact that they are officers and/or directors of NB Management and principals of Neuberger Berman. Mr. O'Brien is an interested person of the Trust and Equity Managers Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

            The Trust's Trust Instrument and each Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The  following   table  sets  forth   information   concerning   the
compensation of the trustees of the Trust. None of the Neuberger Berman Funds has any retirement plan for its trustees.

                             TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 8/31/99

                                                           Total Compensation from Investment
                                          Aggregate        Companies in the Neuberger Berman
                                         Compensation      FUND COMPLEX PAID TO TRUSTEES
NAME AND POSITION WITH THE TRUST        FROM THE TRUST     -----------------------------
--------------------------------        --------------
Faith Colish                                  $                             $
Trustee                                                            (5 other investment
                                                                       companies)
Stanley Egener                               $ 0                           $ 0
Chairman of the Board, Chief                                       (9 other investment
Executive Officer, and Trustee                                         companies)

Howard A. Mileaf                              $                             $
Trustee                                                            (4 other investment
                                                                       companies)

Edward I. O'Brien                             $                             $
Trustee                                                            (3 other investment
                                                                       companies)

John T. Patterson, Jr.                        $                            $ 0
Trustee                                                            (4 other investment
                                                                       companies)

John P. Rosenthal                             $                             $
Trustee                                                            (4 other investment
                                                                       companies)

Cornelius T. Ryan                             $                             $
Trustee                                                            (3 other investment
                                                                       companies)

Gustave H. Shubert                            $                             $
Trustee                                                            (3 other investment
                                                                       companies)

Lawrence Zicklin                             $ 0                           $ 0
President and Trustee                                              (5 other investment
                                                                       companies)

            At November __, 1999, the trustees and officers of the Trust and the corresponding Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund (except Neuberger Berman MILLENNIUM Fund). As of that date, the trustees and officers of the Trust and Global Managers Trust, as a group, owned ____% of the outstanding shares of Neuberger Berman MILLENNIUM Fund.


                     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

            Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. NB Management serves as the investment manager to all the Portfolios (except Neuberger Berman INTERNATIONAL Portfolio) pursuant to a management agreement with Equity Managers Trust, dated as of August 2, 1993 ("EMT Management Agreement").

            The EMT Management Agreement was approved by the holders of the interests in all the Portfolios (except Neuberger Berman SOCIALLY RESPONSIVE, Neuberger Berman Millennium and Neuberger Berman REGENCY Portfolios) on August 2, 1993, and by the holders of the interests in Neuberger Berman SOCIALLY RESPONSIVE, Neuberger Berman MILLENNIUM and Neuberger Berman REGENCY Portfolios on March 9, 1994, October 19, 1998, and June 1, 1999, respectively. Neuberger Berman SOCIALLY RESPONSIVE, Neuberger Berman MILLENNIUM, and Neuberger Berman REGENCY Portfolios were authorized to become subject to the EMT Management Agreement by vote of the Portfolio Trustees on October 20, 1993, July 29, 1998, and April 28, 1999, respectively.

            NB Management serves as the investment manager to Neuberger Berman International Portfolio pursuant to a management agreement with Global Managers Trust, dated as of November 1, 1995 ("GMT Management Agreement"). The GMT Management Agreement was approved by the holders of the interests in Neuberger Berman INTERNATIONAL Portfolio on October 26, 1995. That Portfolio was authorized to become subject to the GMT Management Agreement by vote of the Portfolio Trustees on August 8, 1995.

            The EMT Management Agreement and GMT Management Agreement ("Management Agreements") provide, in substance, that NB Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreements permit NB Management to effect securities transactions on behalf of each Portfolio through associated persons of NB Management. The Management Agreements also specifically permit NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although NB Management has no current plans to pay a material amount of such compensation.

            NB Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Managers Trusts who are officers, directors, or employees of NB Management. Two directors of NB Management (who also are principals of Neuberger Berman), one of whom also serves as an officer of NB Management, presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described below.

            NB Management provides facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated May 1, 1995, as amended on August 2, 1997 and January 1, 1999 ("Administration Agreement"). Neuberger Berman INTERNATIONAL Fund, Neuberger Berman MILLENNIUM Fund, and
Neuberger Berman REGENCY Fund were authorized to become subject to the Administration Agreement by vote of each Fund's Trustees on August 11, 1995, July 29, 1998 and April 28, 1999, respectively. For such administrative services, each Fund pays NB Management a fee based on the Fund's average daily net assets, as described below.

            Under the Administration Agreement, NB Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

            From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

            Because Neuberger Berman INTERNATIONAL Portfolio has its principal offices in the Cayman Islands, Global Managers Trust has entered into an Administrative Services Agreement with State Street Cayman Trust Company Ltd. ("State Street Cayman"), Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, British West Indies, effective August 31, 1994. Under the Administrative Services Agreement, State Street Cayman provides sufficient personnel and suitable facilities for the principal offices of Neuberger Berman INTERNATIONAL Portfolio and provides certain administrative, fund accounting, and transfer agency services with respect to that Portfolio. The Administrative Services Agreement terminates if assigned by State Street Cayman; however, State Street Cayman is permitted to, and does, employ an affiliate, State Street Canada, Inc., to perform certain accounting functions.

            Prior to November 1, 1995, Neuberger Berman INTERNATIONAL Portfolio was advised by BNP-NB Global Asset Management, L.P. ("BNP-NB Global"), a joint venture of Banque Nationale de Paris ("BNP") and Neuberger Berman, pursuant to an investment advisory agreement dated June 15, 1994. During that period, BNP-NB Global voluntarily reimbursed the Portfolio to the extent that its operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceeded 0.70% per annum of the Portfolio's average daily net assets. NB Management provided the Portfolio with administrative services pursuant to a separate administration agreement dated June 15, 1994. Prior to November 1,

1995, NB Management provided similar services to the Fund pursuant to an administration agreement dated June 15, 1994 and amended May 1, 1995.

MANAGEMENT AND ADMINISTRATION FEES

      For investment management services, each Portfolio (except Neuberger Berman GENESIS, MILLENNIUM and INTERNATIONAL Portfolios) pays NB Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. Neuberger Berman GENESIS Portfolio and Neuberger Berman MILLENNIUM Portfolio each pay NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average daily net assets in excess of $1 billion. Neuberger Berman INTERNATIONAL Portfolio pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $250 million and 0.725% of average daily net assets in excess of $1.5 billion.

      For administrative services, each Fund pays NB Management a fee at the annual rate of 0.26% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, a Fund may compensate such third parties for accounting and other services.

      During the fiscal years ended August 31, 1999, 1998 and 1997, each Fund accrued management and administration fees as follows:

                       MANAGEMENT AND ADMINISTRATION FEES
                            ACCRUED FOR FISCAL YEARS
FUND                          ENDED AUGUST 31
                          1999               1998                   1997
                          ----               ----                   ----

MANHATTAN                              $4,723,225             $4,249,498

GENESIS                               $12,982,349             $4,174,636

FOCUS                                 $11,017,126             $9,279,747

GUARDIAN                              $43,073,250            $40,024,744

INTERNATIONAL                          $1,503,496              $ 998,616

PARTNERS                              $24,233,862            $17,596,503

SOCIALLY RESPONSIVE                     $ 661,068              $ 383,500

MILLENNIUM                                    N/A                    N/A


WAIVERS AND REIMBURSEMENTS

            From May 1, 1995 to December 14, 1997, NB Management voluntarily waived a portion of the management fee borne by Neuberger Berman GENESIS Portfolio to reduce the fee by 0.10% per annum of the average daily net assets of that portfolio.

                            PORTION OF MANAGEMENT FEE WAIVED

                     For Period Ended        FOR FISCAL YEARS ENDED AUGUST 31
                     December 14, 1997         1997                1996
                     -----------------         ----                ----

GENESIS Fund             $295,705             $385,721             $138,187

            Until December 31, 1997, NB Management had voluntarily undertaken to reimburse Neuberger Berman SOCIALLY RESPONSIVE Fund for its total operating expenses which exceeded 1.50% per annum of the Fund's average daily net assets. The table below shows the amounts reimbursed by NB Management pursuant to this arrangement:

                                     AMOUNT OF TOTAL OPERATING EXPENSES
                                        REIMBURSED BY NB MANAGEMENT
                                      FOR FISCAL YEARS ENDED AUGUST 31

                                       1997                      1996
                                       ----                      ----

SOCIALLY RESPONSIVE Fund                $0                      $34,074


            The Fund had in turn agreed to repay NB Management through March 14, 1998 for the excess total operating expenses that NB Management reimbursed to the Fund through March 14, 1996, so long as the Fund's total operating expenses during that period do not exceed the above expense limitation. During the fiscal year ended August 31, 1997, Neuberger Berman SOCIALLY RESPONSIVE Fund repaid NB Management $131,041 of expenses that NB Management reimbursed to the Fund through March 14, 1996. As of August 31, 1998, Neuberger Berman SOCIALLY RESPONSIVE Fund has repaid NB Management for all such expenses.

            NB Management has voluntarily undertaken to reimburse Neuberger Berman INTERNATIONAL Fund for its total operating expenses that exceed 1.70% per annum of the Fund's average daily net assets. The table below shows the amounts reimbursed by NB Management pursuant to this arrangement:

                  AMOUNT OF TOTAL OPERATING EXPENSES REIMBURSED
                BY NB MANAGEMENT FOR FISCAL YEARS ENDED AUGUST 31

                           1999             1998              1997
                           ----             ----              ----
INTERNATIONAL Fund                           $0                $0

            The Fund has in turn agreed to repay NB Management through December 31, 1998 for excess total operating expenses that NB Management reimbursed to the Fund through December 31, 1996, so long as the Fund's total operating expenses do not exceed the above expense limitation. NB Management may terminate this undertaking by giving at least sixty days' prior written notice to the Fund. During the fiscal years ended August 31, 1998 and 1997, Neuberger Berman INTERNATIONAL Fund repaid NB Management $126,742 and $13,955, respectively, of expenses that NB Management reimbursed to the Fund through December 31, 1996.

      NB Management has voluntarily undertaken to reimburse Neuberger Berman MILLENNIUM Fund for its total operating expenses which exceed 1.75% of the Fund's average daily net assets. The Fund has in turn agreed to repay NB Management through December 31, 2000, for the excess Total Operating Expenses that NB Management reimbursed to the Fund through December 31, 1999, so long as the Fund's Total Operating Expenses do not exceed the above expense limitation. This undertaking can be terminated by NB Management by giving the Fund at least 60 days' prior written notice.

            NB Management has  contractually  undertaken to reimburse  Neuberger
Berman Regency Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.50% per annum of the Fund's average daily net assets. This undertaking lasts until December 31, 2002. The Fund has contractually undertaken to reimburse NB Management, until December 31, 2005, for the excess expenses paid by NB Management, provided the reimbursements do not cause the Fund's total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.50% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

            The Management Agreements continue until August 2, 2000. The Management Agreements are renewable thereafter from year to year with respect to each Portfolio, so long as their continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or the corresponding Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio
Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues until August 2, 2000. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

            The Management Agreements are terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by the corresponding Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

            NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio (except Neuberger Berman INTERNATIONAL Portfolio) pursuant to a sub-advisory agreement dated August 2, 1993 ("EMT Sub-Advisory Agreement").

            The EMT Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios (except Neuberger Berman SOCIALLY RESPONSIVE, MILLENNIUM and REGENCY Portfolios) on August 2, 1993, and by the holders of the interests in Neuberger Berman SOCIALLY RESPONSIVE Portfolio on March 9, 1994, Neuberger Berman MILLENNIUM Portfolio on October 19, 1998, and Neuberger Berman REGENCY Portfolio on June 1, 1999. Neuberger Berman SOCIALLY RESPONSIVE Portfolio, Neuberger Berman MILLENNIUM Portfolio and Neuberger Berman REGENCY Portfolio were authorized to become subject to the EMT Sub-Advisory Agreement by vote of the Portfolio Trustees on October 20, 1993, July 29, 1998, and April 28, 1999, respectively.

            NB Management retains Neuberger Berman as sub-adviser with respect to Neuberger Berman INTERNATIONAL Portfolio pursuant to a sub-advisory agreement dated November 1, 1995 ("GMT Sub-Advisory Agreement"). The GMT Sub-Advisory Agreement was approved by the holders of the interests in Neuberger Berman INTERNATIONAL Portfolio on October 26, 1995. That Portfolio was authorized to become subject to the GMT Sub-Advisory Agreement by vote of the Portfolio Trustees on August 8, 1995.

            The EMT Sub-Advisory Agreement and GMT Sub-Advisory Agreement ("Sub-Advisory Agreements") provide in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreements provide that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

            The Sub-Advisory Agreements continue until August 2, 2000 and are renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreements. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to each Portfolio if they are assigned or if the Management Agreement terminates with respect to that Portfolio.

            Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

            As of September 30, 1999,  the  investment  companies  managed by NB
Management had aggregate net assets of approximately $____ billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                          September 30, 1999
----                                                          ------------------

Neuberger Berman Cash Reserves Portfolio.....................................$
    (investment portfolio for Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio..................................$
    (investment portfolio for Neuberger Berman Government Money Fund)

Neuberger Berman High Yield Bond Portfolio...................................$
    (investment portfolio for Neuberger Berman High Yield Bond Fund)

Neuberger Berman Limited Maturity Bond Portfolio.............................$
    (investment portfolio for Neuberger Berman Limited Maturity Bond Fund and Neuberger Berman Limited Maturity Bond Trust)

Neuberger Berman Municipal Money Portfolio...................................$
    (investment portfolio for Neuberger Berman Municipal Money Fund)

Neuberger Berman Municipal Securities Portfolio..............................$
    (investment portfolio for Neuberger Berman Municipal Securities Trust)

Neuberger Berman Focus Portfolio.............................................$
    (investment portfolio for Neuberger Berman Focus Fund, Neuberger
    Berman Focus Trust and Neuberger Berman Focus Assets)

Neuberger Berman Genesis Portfolio...........................................$
    (investment portfolio for Neuberger Berman Genesis Fund, Neuberger
    Berman Genesis Trust, Neuberger Berman Genesis Assets and Neuberger
    Berman Genesis Institutional)

Neuberger Berman Guardian Portfolio........................................  $
    (investment portfolio for Neuberger Berman Guardian Fund, Neuberger
    Berman Guardian Trust and Neuberger Berman Guardian Assets)

Neuberger Berman International Portfolio.....................................$
    (investment portfolio for Neuberger Berman International Fund and Neuberger Berman International Trust)

Neuberger Berman Manhattan Portfolio.........................................$
    (investment portfolio for Neuberger Berman Manhattan Fund, Neuberger Berman Manhattan Trust and Neuberger Berman Manhattan Assets)

Neuberger Berman Millennium Portfolio........................................$
    (investment portfolio for Neuberger Berman Millennium Fund, Neuberger Berman Millennium Trust and Neuberger Berman Millennium Assets)

Neuberger Berman Partners Portfolio..........................................$
    (investment portfolio for Neuberger Berman Partners Fund, Neuberger
    Berman Partners Trust and Neuberger Berman Partners Assets)

Neuberger Berman Socially Responsive.........................................$
    Portfolio  (investment portfolio for Neuberger Berman Socially
    Responsive Fund, Neuberger Berman Socially Responsive Trust,
    Neuberger Berman Socially Responsive Assets and Neuberger Berman NYCDC Socially Responsive Trust)

Advisers Managers Trust......................................................$
    (seven series)

            The investment decisions concerning the Portfolios and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

            There may be occasions when a Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

            The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolios, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF NB MANAGEMENT

            The directors and officers of NB Management, all of whom have offices at the same address as NB Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Andrea Trachtenburg, Senior Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Valerie Chang, Vice President; Robert W. D'Alelio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Catherine Waterworth, Vice President; Allan R. White, III, Vice President; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Benjamin Segal, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; Ellen Metzger, Secretary. Messrs. Cantor, D'Alelio, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman, Weiner, White and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger Berman.

            Mr. Egener is a trustee and officer of the Trust and the Managers Trusts. Mr. Zicklin is a trustee of the Trust and Equity Managers Trust and an officer of the Trust and the Managers Trusts. Messrs. Russell, Sullivan, and Weiner, and Mmes. DiGiorgio, and Wischerth are officers of each Trust. C. Carl Randolph, a principal of Neuberger Berman, also is an officer of each Trust.

            Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the principals of Neuberger Berman.


                            DISTRIBUTION ARRANGEMENTS

            NB  Management   serves  as  the  distributor   ("Distributor")   in
connection with the offering of each Fund's shares on a no-load basis. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

            The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

            The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 2000. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreements.


                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

            Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting total liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

            Each Portfolio  (except  Neuberger Berman  INTERNATIONAL  Portfolio)
values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. These Portfolios value all other securities and assets, including restricted securities, by a method that the trustees of Equity Managers Trust believe accurately reflects fair value.

            Neuberger Berman INTERNATIONAL Portfolio values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Portfolio values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Global Managers Trust believe accurately reflects fair value.

            Neuberger Berman INTERNATIONAL Portfolio's portfolio securities are traded primarily in foreign markets which may be open on days when the NYSE is closed. As a result, the NAV of Neuberger Berman INTERNATIONAL Fund may be significantly affected on days when shareholders have no access to that Fund.

            If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the corresponding Managers Trust believe accurately reflects fair value.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING

            Shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

            Automatic investing enables a shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                         ADDITIONAL EXCHANGE INFORMATION

            As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the other Funds or the Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

INCOME FUNDS

Neuberger Berman                    A U.S. Government money market fund seeking
Government Money Fund               maximum safety and liquidity and the highest
                                    available current income.  The corresponding
                                    portfolio  invests  only  in  U.S.  Treasury
                                    obligations    and   other   money    market
                                    instruments backed by the full faith and credit of the United States. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger  Berman                   A money  market  fund  seeking  the  highest
Cash Reserves                       current  income  consistent  with safety and
                                    liquidity.   The   corresponding   portfolio
                                    invests   in   high-quality   money   market
                                    instruments. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                    Seeks the highest current income  consistent
Limited Maturity Bond Fund          with low  risk to  principal  and  liquidity
                                    and,   secondarily,    total   return.   The
                                    corresponding   portfolio  invests  in  debt
                                    securities,   primarily   investment  grade;
                                    maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.

Neuberger Berman                    In seeking  its  objective  of high  current
High Yield Bond Fund                income and, secondarily, capital growth, the
                                    fund invests  primarily in lower-rated  debt
                                    securities,    and   in   investment   grade
                                    income-producing and non-income producing debt and equity securities.

MUNICIPAL FUNDS

Neuberger Berman                    A money  market  fund  seeking  the  maximum
Municipal Money                     current  Fund  income  exempt  from  federal
                                    income  tax,   consistent  with  safety  and
                                    liquidity.   The   corresponding   portfolio
                                    invests    in    high-quality,    short-term
                                    municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman Municipal          Seeks high  current  tax-exempt  income with
Securities Trust                    low  risk  to   principal,   limited   price
                                    fluctuation, and liquidity and, secondarily,
                                    total return.  The  corresponding  portfolio
                                    invests  in   investment   grade   municipal
                                    securities. Maximum average duration of 10 years.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

            Any Fund described herein, and any of the Income or Municipal Funds, may terminate or modify its exchange privilege in the future.

            Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

            There can be no assurance that Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, or Neuberger Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S.
Government.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

            The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

            Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

            Each Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

            Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger Berman GUARDIAN Fund distributes substantially all of its share of Neuberger Berman GUARDIAN Portfolio's net investment income (after deducting expenses incurred directly by Neuberger Berman GUARDIAN Fund), if any, near the end of each calendar quarter.

            Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

            A cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at its NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS

            To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

            The Funds (except Neuberger Berman SOCIALLY RESPONSIVE, Neuberger Berman MILLENNIUM, Neuberger Berman REGENCY, and INTERNATIONAL Funds) have received rulings from the Internal Revenue Service ("Service") that each such Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the excepted Funds, NB Management believes that the reasoning thereof and, hence, their conclusion apply to those Funds as well.

            Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Funds of distributions to them from the Portfolios, investments by the Portfolios in certain securities, and hedging transactions engaged in by the Portfolios.

TAXATION OF THE PORTFOLIOS

            The Portfolios (except Neuberger Berman SOCIALLY RESPONSIVE, Neuberger Berman MILLENNIUM, and Neuberger Berman INTERNATIONAL Portfolios) have received rulings from the Service to the effect that, among other things, each such Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the excepted Portfolios, NB Management believes the reasoning thereof and, hence, their conclusion apply to those Portfolios as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

            Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

            Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain or loss may be recognized on a distribution to a Fund that contributed property to a Portfolio (that is, other than Neuberger Berman SOCIALLY RESPONSIVE, Neuberger Berman MILLENNIUM and Neuberger Berman INTERNATIONAL Funds). A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

            Dividends and interest received by a Portfolio, and gains realized by a Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            If more  than 50% of the  value of  Neuberger  Berman  INTERNATIONAL
Fund's  total  assets  (taking  into  account  its  share  of  Neuberger  Berman
INTERNATIONAL Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to the Fund's share of any foreign taxes paid by the Portfolio ("Fund's foreign taxes"). Pursuant to the election, Neuberger Berman INTERNATIONAL Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents its share of the Portfolio's income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. Neuberger Berman INTERNATIONAL Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account its share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Individual shareholders of the Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

            A Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, its corresponding Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

            If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of its corresponding Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Portfolio did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

            A holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).

            The Portfolios' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement.

            Exchange-traded futures contracts, certain forward contracts, and listed options thereon subject to section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

            If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

            Each of Neuberger Berman PARTNERS, Neuberger Berman MILLENNIUM, Neuberger Berman REGENCY and Neuberger Berman SOCIALLY RESPONSIVE Portfolios may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, each such Portfolio (and, through it, its corresponding Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each such Fund annually must distribute substantially all of its investment company taxable income (including its share of its corresponding Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

            If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

            Each Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions payable to such shareholders who otherwise are subject to backup withholding.

            As described in "Maintaining Your Account" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.


                             PORTFOLIO TRANSACTIONS

            Neuberger Berman acts as principal broker for each Portfolio (except Neuberger Berman INTERNATIONAL Portfolio) in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the purchase and sale of options on its securities. Neuberger Berman may act as broker for Neuberger Berman INTERNATIONAL Portfolio. A substantial portion of the portfolio transactions of Neuberger Berman GENESIS and Neuberger Berman MILLENNIUM Portfolios involves securities traded on the OTC market; those Portfolios purchase and sell OTC securities in principal transactions with dealers who are the principal market makers for such securities. In effecting securities transactions, each Portfolio seeks to obtain the best price and execution of orders.

            During the fiscal year ended August 31, 1997, Neuberger Berman MANHATTAN Portfolio paid brokerage commissions of $971,026, of which $458,679 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman MANHATTAN Portfolio paid brokerage commissions of $1,132,309, of which $546,227 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, Neuberger Berman MANHATTAN Portfolio paid brokerage commissions of $_____, of which $______ was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised ____% of the aggregate dollar amount of transactions involving the payment of commissions, and ____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. ____% of the $______ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): Bear, Stearns & Co., Inc., General Electric Capital Corp. and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: Bear, Stearns & Co., Inc., $__________; General Electric Capital Corp., $__________ and State Street Bank & Trust Company, $__________.

            During the fiscal year ended August 31, 1997, Neuberger Berman GENESIS Portfolio paid brokerage commissions of $860,097, of which $516,040 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman GENESIS Portfolio paid brokerage commissions of $2,419,159, of which $1,159,143 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, Neuberger Berman GENESIS Portfolio paid brokerage commissions of $__________, of which $_____ was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised ____% of the aggregate dollar amount of transactions involving the payment of commissions, and ____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. ____% of the $________ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $______) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp. and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $________.

            During the fiscal year ended August 31, 1997, Neuberger Berman FOCUS Portfolio paid brokerage commissions of $1,825,493, of which $920,202 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman FOCUS Portfolio paid brokerage commissions of $2,051,007, of which $998,930 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, Neuberger Berman FOCUS Portfolio paid brokerage commissions of $_______, of which $_____ was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised ________% of the aggregate dollar amount of transactions involving the payment of commissions, and _______% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. _______% of the $___________ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $___________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $___________; Merrill Lynch, Pierce, Fenner & Smith Inc., $___________; and Morgan Stanley Dean Witter & Co., $___________.

            During the fiscal year ended August 31, 1997, Neuberger Berman GUARDIAN Portfolio paid brokerage commissions of $8,540,335, of which $4,806,913 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman GUARDIAN Portfolio paid brokerage commissions of $11,558,523, of which $5,733,976 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, Neuberger Berman GUARDIAN Portfolio paid brokerage commissions of $___________, of which $___________ was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised ______% of the aggregate dollar amount of transactions involving the payment of commissions, and ________% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. ______% of the $__________ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $___________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $___________; Merrill Lynch, Pierce, Fenner & Smith Inc., $___________; and Morgan Stanley Dean Witter & Co., $___________.

            During the fiscal year ended August 31, 1997, Neuberger Berman PARTNERS Portfolio paid brokerage commissions of $5,413,453, of which $3,508,790 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman PARTNERS Portfolio paid brokerage commissions of $10,028,713, of which $6,281,978 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, Neuberger Berman PARTNERS Portfolio paid brokerage commissions of $___________ of which $___________ was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised During the fiscal year ended August 31, 1999, Neuberger Berman GUARDIAN Portfolio paid brokerage commissions of $___________, of which $___________ was paid to Neuberger Berman During the fiscal year ended August 31, 1999, Neuberger Berman GUARDIAN Portfolio paid brokerage commissions of $___________, of which $___________ was paid to Neuberger Berman. ________% of the aggregate dollar amount of transactions involving the payment of commissions, and _______% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. ________% of the $__________ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately

$___________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999 that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp. and State Street Bank and Trust Company; at that date, that Portfolio held securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $___________.

            During the fiscal year ended August 31, 1997, Neuberger Berman SOCIALLY RESPONSIVE Portfolio paid brokerage commissions of $305,640, of which $232,238 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman SOCIALLY RESPONSIVE Portfolio paid brokerage commissions of $401,601, of which $296,353 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 1999,  Neuberger  Berman  SOCIALLY
RESPONSIVE Portfolio paid brokerage commissions of $___________, of which $___________ was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised _________% of the aggregate dollar amount of transactions involving the payment of commissions, and __________% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. ___________% of the $___________ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $___________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: State Street Bank and Trust Company; at that date, that Portfolio held none of the securities of its Regular B/Ds.

            During the fiscal year ended August 31, 1997, Neuberger Berman INTERNATIONAL Portfolio paid brokerage commissions of $297,431, of which $5,901 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman INTERNATIONAL Portfolio paid brokerage commissions of $345,192, of which $3,435 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, Neuberger Berman INTERNATIONAL Portfolio paid brokerage commissions of $____________, of which $____________ was paid to Neuberger Berman and $0 was paid to BNP-International Financial Services Corporation. Transactions in which the Portfolio used Neuberger Berman as broker comprised ________% of the aggregate dollar amount of transactions involving the payment of commissions, and ____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. Of the $____________ paid to other brokers by that Portfolio during that fiscal year, ____% (representing commissions on transactions involving approximately $____________ was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: ABN Amro Inc., General Electric Capital Corp. and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: ABN Amro Inc., $____________.

            Insofar as portfolio transactions of Neuberger Berman PARTNERS Portfolio result from active management of equity securities, and insofar as portfolio transactions of Neuberger Berman MANHATTAN Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those

Portfolios to brokers (including Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

            Portfolio securities are, from time to time, loaned by a Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by a Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from a Portfolio in order to re-lend them to others, Neuberger Berman may be required to pay that Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If, in any month, a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse that Portfolio for such loss.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios. The following information reflects interest income earned by the Portfolios from the cash collateralization of securities loans during the fiscal years ended 1999, 1998, and 1997. As reflected below, Neuberger Berman received a portion of the interest income from the cash collateral.

                                                 Interest Income from
                                                 Collateralization of    Amount Paid to
Name of Portfolio              Fiscal Year End   Securities Loans        Neuberger Berman
-----------------              ---------------   ----------------        ----------------
Neuberger Berman MANHATTAN         8/31/99
Portfolio                          8/31/98             $ 469,745                $ 212,611
                                   8/31/97             $ 988,931                $ 326,403
-------------------------------------------------------------------------------------------------
Neuberger Berman GENESIS           8/31/99
Portfolio                          8/31/98             $ 285,737                $ 152,375
                                   8/31/97             $ 168,552                $  69,948
-------------------------------------------------------------------------------------------------
Neuberger Berman GUARDIAN          8/31/99
Portfolio                          8/31/98             $1,355,093              $1,035,708
                                   8/31/97             $4,005,765              $3,523,486
-------------------------------------------------------------------------------------------------
Neuberger Berman FOCUS             8/31/99
Portfolio                          8/31/98             $ 139,877                $ 101,879
                                   8/31/97             $1,053,272               $ 898,127
-------------------------------------------------------------------------------------------------
Neuberger Berman PARTNERS          8/31/99
Portfolio                          8/31/98             $ 280,193                $ 141,707
                                   8/31/97             $ 797,133                $ 688,624
-------------------------------------------------------------------------------------------------


                                       79

                                                 Interest Income from
                                                 Collateralization of    Amount Paid to
Name of Portfolio              Fiscal Year End   Securities Loans        Neuberger Berman
-----------------              ---------------   ----------------        ----------------
Neuberger Berman SOCIALLY          8/31/99
RESPONSIVE Portfolio               8/31/98              $ 20,023                $ 10,803
                                   8/31/97              $ 80,484                $ 51,639
-------------------------------------------------------------------------------------------------
Neuberger Berman                   8/31/99
INTERNATIONAL Portfolio            8/31/98              $ 31,250                $      0
                                   8/31/97              $      0                $      0


            In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger Berman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolios' knowledge, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

            The use of Neuberger Berman as a broker for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Managers Trusts and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

            Under the 1940 Act, commissions paid by a Portfolio to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Portfolios and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            Each Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

            A committee comprised of officers of NB Management and principals of Neuberger Berman who are portfolio managers of some of the Portfolios and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

            The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Portfolios by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolios' benefit.

      Kent C. Simons; Kevin L. Risen and Allan R. White III; Judith M. Vale and Robert W. D'Alelio; Valerie Chang; Jennifer K. Silver and Brooke A. Cobb; Michael F. Malouf and Jennifer K. Silver; Michael M. Kassen, Robert I. Gendelman and S. Basu Mullick; and Janet W. Prindle, each of whom is a Vice President of NB Management (except for Ms. Chang, who is an Assistant Vice President) and a principal of Neuberger Berman (except for Mr. Cobb, Ms. Chang, and Mr. Mullick), are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger Berman FOCUS, Neuberger Berman GUARDIAN, Neuberger Berman GENESIS, Neuberger Berman INTERNATIONAL, Neuberger Berman MANHATTAN, Neuberger Berman MILLENNIUM, Neuberger Berman PARTNERS, NEUBERGER BERMAN REGENCY, and Neuberger Berman SOCIALLY RESPONSIVE Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action. If Ms.
Prindle is unavailable to perform her responsibilities, Robert Ladd and/or Ingrid Saukaitis, each of whom is an Assistant Vice President of NB Management, will assume responsibility for the portfolio of Neuberger Berman SOCIALLY RESPONSIVE Portfolio.

PORTFOLIO TURNOVER

            A Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.


                             REPORTS TO SHAREHOLDERS

            Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund and its corresponding
Portfolio.   Each  Fund's   statements  show  the   investments   owned  by  its
corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUNDS

            Each Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate operating series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

            Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds," and the term "Neuberger Berman" in each Fund's name (except Neuberger Berman Regency Fund) was "Neuberger & Berman."

            The name of Neuberger Berman FOCUS Fund was "Neuberger Berman Selected Sectors Fund, Inc." before August 2, 1993; and "Neuberger & Berman Selected Sectors Fund" before January 1, 1995. Prior to January 1, 1995, the name of Neuberger Berman FOCUS Portfolio was Neuberger & Berman Selected Sectors Portfolio.

            Before August 2, 1993, the respective names of Neuberger Berman MANHATTAN Fund, Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund and Neuberger Berman PARTNERS Fund were Neuberger & Berman Manhattan Fund, Inc., Neuberger & Berman Genesis Fund, Inc., Neuberger & Berman Guardian Fund, Inc., and Neuberger & Berman Partners Fund, Inc. Prior to November 17, 1995, the name of Neuberger Berman INTERNATIONAL Portfolio was International Portfolio.

            DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

            SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

            CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

THE PORTFOLIOS

            Each Portfolio (except Neuberger Berman INTERNATIONAL Portfolio) is a separate operating series of Equity Managers Trust, a New York common law trust organized as of December 1, 1992. Neuberger Berman INTERNATIONAL Portfolio is a separate operating series of Global Managers Trust, a New York common law trust organized as of March 18, 1994. The Managers Trusts are registered under the 1940 Act as diversified, open-end management investment companies. Equity Managers Trust has seven separate Portfolios. Global Managers Trust currently has one operating Portfolio. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

            FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

            Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. Series of two other investment companies, Neuberger Berman Equity Trust ("Equity Trust") and Neuberger Berman Equity Assets ("Equity Assets"), invest all of their respective net assets in corresponding Portfolios of Equity Managers Trust. Equity Trust and Equity Assets do not sell their shares directly to members of the general public.

            Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except Equity Trust and Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any Fund that invests in a Portfolio is available from NB Management by calling 800-877-9700.

            The trustees of the Trust believe that investment in a Portfolio by a series of Equity Trust or Equity Assets or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

            Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

            INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

            CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


                          CUSTODIAN AND TRANSFER AGENT

            Each Fund and Portfolio has selected State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. In addition, State Street serves as transfer agent for each Portfolio (except Neuberger Berman INTERNATIONAL Portfolio). State Street Cayman serves as transfer agent for Neuberger Berman INTERNATIONAL Portfolio.

                        INDEPENDENT AUDITORS/ACCOUNTANTS

            Each Fund and Portfolio (other than Neuberger Berman INTERNATIONAL Portfolio, Neuberger Berman MANHATTAN Fund and Portfolio, Neuberger Berman SOCIALLY RESPONSIVE Fund and Portfolio, and Neuberger Berman MILLENNIUM Fund and Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger Berman INTERNATIONAL Portfolio has selected Ernst & Young, Shedden Road, George Town, Grand Cayman, Cayman Islands, British West Indies as the independent auditors who will audit its financial statements. Neuberger Berman MANHATTAN Fund and Portfolio, Neuberger Berman SOCIALLY RESPONSIVE Fund and Portfolio and Neuberger Berman MILLENNIUM Fund and Portfolio have selected PricewaterhouseCoopers LLP, One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.


                                  LEGAL COUNSEL

            Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at November ___, 1999:

                                                                Percentage of
                                                                 Ownership at
                         Name and Address                    November     , 1999
                         ----------------                    -------------------

Neuberger Berman         Charles Schwab & Co., Inc.*                     %
MANHATTAN Fund           Attn:  Mutual Funds Dept.
                         101 Montgomery Street
                         San Francisco, CA 94104-4122

Neuberger Berman         Charles Schwab & Co., Inc.*                     %
Genesis Fund             Attn:  Mutual Funds Dept.
                         101 Montgomery Street
                         San Francisco, CA 94104-4122

Neuberger Berman         Charles Schwab & Co., Inc.*                     %
GUARDIAN Fund            Attn:  Mutual Funds Dept.
                         101 Montgomery Street
                         San Francisco, CA 94104-4122

Neuberger Berman         Charles Schwab & Co., Inc.*                     %
PARTNERS Fund            Attn:  Mutual Funds Dept.
                         101 Montgomery Street
                         San Francisco, CA 94104-4122

                                                                Percentage of
                                                                 Ownership at
                         Name and Address                    November     , 1999
                         ----------------                    -------------------

                         Nationwide Life Insurance Co.                   %
                         QPVA
                         c/o IPO Portfolio Accounting
                         P.O. Box 182029
                         Columbus, OH 43218-2029


Neuberger Berman         Charles Schwab & Co., Inc.*                     %
SOCIALLY RESPONSIVE Fund Attn:  Mutual Funds Dept.
                         101 Montgomery Street
                         San Francisco, CA 94104-4122

Neuberger Berman FOCUS   Charles Schwab & Co., Inc.*                     %
Fund                     Attn:  Mutual Funds Dept.
                         101 Montgomery Street
                         San Francisco, CA 94104-4122

Neuberger Berman         Charles Schwab & Co., Inc.*                     %
INTERNATIONAL Fund       Attn:  Mutual Funds Dept.
                         101 Montgomery Street
                         San Francisco, CA  94104-4122

                         Neuberger Berman*                               %
                         11 Broadway, 12th Floor
                         New York, NY 10004-1303
                         Operations Control

Neuberger Berman         Neuberger Berman                                %
MILLENNIUM Fund          11 Broadway, 12th Floor
                         New York, NY 10041-2799
                         Attn:  Operations Control

                         Charles Schwab & Co., Inc.*                     %
                         Attn:  Mutual Funds Dept.
                         101 Montgomery Street
                         San Francisco, CA  94104-4122

                         John A. Knewall                                 %
                         Elizabeth A. Haehl
                         Revocable Trust
                         400 Walsh Rd.
                         Atherton, CA  94027-6439

                         Michael F. Malouf                               %
                         29 Appleton St.
                         Boston, MA 02116-6213

                                                                Percentage of
                                                                 Ownership at
                         Name and Address                    November     , 1999
                         ----------------                    -------------------

                         State Street Bank & Trust Co.                   %
                         Custodian for IRA Rollover of
                         Arnold Ursaner
                         6 Ponds Lane
                         Purchase, NY 10577-1711

--------------------------

* Charles Schwab & Co., Inc. and Neuberger Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts unless disclosure is expressly required by law.


                             REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

            The  following  financial   statements  and  related  documents  are
incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 1999:

            The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended August 31, 1999, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman GENESIS Fund and Portfolio, Neuberger Berman GUARDIAN Fund and Portfolio, Neuberger Berman PARTNERS Fund and Portfolio, Neuberger Berman Focus Fund and Portfolio, and Neuberger Berman INTERNATIONAL Fund; the report of Ernst & Young, independent auditors, with respect to such audited financial statements of Neuberger Berman INTERNATIONAL Portfolio; and the reports of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of Neuberger Berman MANHATTAN Fund and Portfolio and Neuberger Berman SOCIALLY RESPONSIVE Fund and Portfolio.

                                                                    APPENDIX A



RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER      S&P CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

            MOODY'S CORPORATE BOND RATINGS:

            Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

            S&P COMMERCIAL PAPER RATINGS:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            MOODY'S COMMERCIAL PAPER RATINGS

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

             -    Leading market positions in well-established industries.

             -    High rates of return on funds employed.

             - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

             - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

             - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 86 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

            Exhibit                                Description
            Number                                 -----------
            ------

            (a)   (1)         Certificate of Trust.  Incorporated by Reference to
                              Post-Effective Amendment No. 70 to Registrant's
                              Registration Statement, File Nos. 2-11357 and 811-582,
                              EDGAR Accession No. 0000898432-95-000314.

                  (2)         Restated Certificate of Trust. Incorporated by Reference
                              to Post-Effective Amendment No. 82 to Registrant's
                              Registration Statement, File Nos. 2-11357 and 811-582,
                              EDGAR Accession No. 00008988432-98-000840.

                  (3)         Trust Instrument of Neuberger Berman Equity Funds.
                              Incorporated by Reference to Post-Effective Amendment
                              No. 70 to Registrant's Registration Statement, File Nos.
                              2-11357 and 811-582, EDGAR Accession No.
                              0000898432-95-000314.

                  (4)         Schedule A - Current Series of Neuberger Berman Equity
                              Funds.  To Be Filed by Amendment.

            (b) By-laws of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to
                       Registrant's Registration Statement, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

            (c)   (1)         Trust Instrument of Neuberger Berman Equity Funds,
                              Articles IV, V, and VI.  Incorporated by Reference to
                              Post-Effective Amendment No. 70 to Registrant's
                              Registration Statement, File Nos. 2-11357 and 811-582,
                              EDGAR Accession No. 0000898432-95-000314.

                  (2)         By-Laws of Neuberger Berman Equity Funds, Articles V,
                              VI, and VIII.  Incorporated by Reference to
                              Post-Effective Amendment No. 70 to Registrant's
                              Registration Statement, File Nos. 2-11357 and 811-582,
                              EDGAR Accession No. 0000898432-95-000314.

            (d)   (1)  (i)           Management Agreement Between Equity Managers Trust and
                                     Neuberger Berman Management Inc.  Incorporated by
                                     Reference to Post-Effective Amendment No. 70 to
                                     Registrant's Registration Statement, File Nos. 2-11357
                                     and 811-582, EDGAR Accession No. 0000898432-95-000314.

                       (ii)          Schedule A - Series of Equity Managers Trust Currently
                                     Subject to the Management Agreement. To Be Filed by
                                     Amendment.

                                           3

            Exhibit                                Description
            Number                                 -----------
            ------
                       (iii)         Schedule  B -  Schedule  of  Compensation Under the
                                     Management  Agreement.  To Be Filed by Amendment.

                  (2)  (i)           Sub-Advisory Agreement Between Neuberger Berman
                                     Management Inc. and Neuberger Berman, LLC with Respect
                                     to Equity Managers Trust.  Incorporated by Reference to
                                     Post-Effective Amendment No. 70 to Registrant's
                                     Registration Statement, File Nos. 2-11357 and 811-582,
                                     EDGAR Accession No. 0000898432-95-000314.

                       (ii)          Schedule A - Series of Equity Managers Trust Currently
                                     Subject to the Sub-Advisory Agreement. To Be Filed by
                                     Amendment.

                  (3)  (i)           Management Agreement Between Global Managers Trust and
                                     Neuberger Berman Management Inc..  Incorporated by
                                     Reference to Post-Effective Amendment No. 74 to
                                     Registrant's Registration Statement, File Nos. 2-11357
                                     and 811-582, EDGAR Accession No. 0000898432-95-000426.

                       (ii)          Schedule A - Series of Global Managers Trust Currently
                                     Subject to the Management Agreement.  Incorporated by
                                     Reference to Post-Effective Amendment No. 74 to
                                     Registrant's Registration Statement, File Nos. 2-11357
                                     and 811-582, EDGAR Accession No. 0000898432-95-000426.

                       (iii)         Schedule  B -  Schedule  of  Compensation Under the
                                     Management Agreement.  Incorporated by Reference to
                                     Post-Effective Amendment No. 74 to Registrant's Registration
                                     Statement, File Nos. 2-11357 and 811-582, EDGAR Accession
                                     No. 0000898432-95-000426.

                  (4)  (i)           Sub-Advisory Agreement Between Neuberger Berman
                                     Management Inc. and Neuberger Berman, LLC with Respect
                                     to Global Managers Trust.  Incorporated by Reference to
                                     Post-Effective Amendment No. 74 to Registrant's
                                     Registration Statement, File Nos. 2-11357 and 811-582,
                                     EDGAR Accession No. 0000898432-95-000426.

                       (ii)          Schedule A - Series of Global Managers Trust Currently
                                     Subject to the Sub-Advisory Agreement.  Incorporated by
                                     Reference to Post-Effective Amendment No. 74 to
                                     Registrant's Registration Statement, File Nos. 2-11357
                                     and 811-582, EDGAR Accession No. 0000898432-95-000426.

            (e)   (1)  Distribution Agreement Between Neuberger Berman
                       Equity Funds and Neuberger Berman Management Inc.
                       Incorporated by Reference to Post-Effective
                       Amendment No. 77 to Registrant's Registration
                       Statement, File Nos. 2-11357 and 811-582, EDGAR
                       Accession No. 0000898432-97-000516.

                  (2)  Schedule A - Series of Neuberger Berman Equity
                       Funds Currently Subject to the Distribution
                       Agreement. To Be Filed by Amendment.

            (f)        Bonus, Profit Sharing or Pension Plans.  None.

                                           4

            Exhibit                                Description
            Number                                 -----------
            ------

            (g)   (1)  Custodian Contract Between Neuberger Berman Equity
                       Funds and State Street Bank and Trust Company.
                       Incorporated by Reference to Post-Effective
                       Amendment No. 74 to Registrant's Registration
                       Statement, File Nos. 2-11357 and 811-582, EDGAR
                       Accession No. 0000898432-95-000426.

                  (2)  Schedule of Compensation under the Custodian
                       Contract. Incorporated by Reference to
                       Post-Effective Amendment No. 76 to Registrant's
                       Registration Statement, File Nos. 2-11357 and
                       811-582, EDGAR Accession No. 0000898432-96-000525.

            (h)   (1)  (i)    Transfer Agency and Service Agreement Between Neuberger
                              Berman Equity Funds and State Street Bank and Trust
                              Company.  Incorporated by Reference to Post-Effective
                              Amendment No. 70 to Registrant's Registration Statement,
                              File Nos. 2-11357 and 811-582, EDGAR Accession No.
                              0000898432-95-000314.

                       (ii)   First Amendment to Transfer Agency and Service Agreement
                              Between Neuberger Berman Equity Funds and State Street
                              Bank and Trust Company.  Incorporated by  Reference to
                              Post-Effective Amendment No. 70 to Registrant's
                              Registration Statement, File Nos. 2-11357 and 811-582,
                              EDGAR Accession No. 0000898432-95-000314.

                       (iii)  Second Amendment to Transfer Agency and Service Agreement
                              between Neuberger Berman Equity Funds and State Street
                              Bank and Trust Company. Incorporated by Reference to
                              Post-Effective Amendment No. 77 to Registrant's
                              Registration Statement, File Nos. 2-11357 and 811-582,
                              EDGAR Accession No. 0000898432-97-000516.

                       (iv)   Schedule of Compensation under the Transfer Agency and
                              Service Agreement. Incorporated by Reference to
                              Post-Effective Amendment No. 76 to Registrant's
                              Registration Statement, File Nos. 2-11357 and 811-582,
                              EDGAR Accession No. 0000898432-96-000525.

                  (2)  (i)    Administration Agreement Between Neuberger Berman Equity
                              Funds and Neuberger Berman Management Inc. Incorporated
                              by Reference to Post-Effective Amendment No. 77 to
                              Registrant's Registration Statement, File Nos. 2-11357
                              and 811-582, EDGAR Accession No.  0000898432-97-000516.

                       (ii)   Schedule A - Series of Neuberger Berman Equity Funds
                              Currently Subject to the Administration Agreement. To Be
                              Filed by Amendment.

                       (iii)  Schedule B - Schedule of Compensation Under the
                              Administration Agreement. To Be Filed by Amendment.

            (i)        Opinion and Consent of Counsel. To Be Filed by Amendment.

            (j)        Consent of Independent Auditors.  None.


                                           5

            Exhibit                                Description
            Number                                 -----------
            ------
            (k)        Financial Statements Omitted from Prospectus.  None.

            (l)        Letter of Investment Intent.  None.

            (m)        Plan Pursuant to Rule 12b-1.  None.

            (n)        Financial Data Schedule.  Not Applicable.

            (o)        Plan Pursuant to Rule 18f-3.  None.

Item 24.  Persons Controlled By or Under Common Control with Registrant.
--------  --------------------------------------------------------------

          No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master funds in which it invests, Equity Managers Trust and Global Managers Trust.)

Item 25.  Indemnification.
-------   ---------------

          A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

          Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

          Section 9 of the Management Agreements between Neuberger Berman Management Inc. ("NB Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Managers Trusts at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed

(i) to protect NB Management against any liability to the Managers Trusts or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trusts.

          Section 1 of the Sub-Advisory Agreements between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

          Section 12 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

          Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.       Business and Other Connections of Adviser and Sub-Adviser.
--------       ----------------------------------------------------------

        There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                           BUSINESS AND OTHER CONNECTIONS
----                           ------------------------------
Brooke A. Cobb                 Chief Investment Officer, Bainco
Vice President,                International Investors.  Senior Vice
NB Management                  President and Senior Portfolio Manager,
                               Putnam Investments.(1)

Barbara DiGiorgio,             Assistant Treasurer, Neuberger Berman
Assistant Vice President,      Advisers Management Trust; Assistant
NB Management                  Treasurer, Advisers Managers Trust;
                               Assistant Treasurer, Neuberger Berman Income
                               Funds; Assistant Treasurer, Neuberger Berman
                               Income Trust; Assistant Treasurer, Neuberger
                               Berman Equity Funds; Assistant Treasurer,
                               Neuberger Berman Equity Trust; Assistant
                               Treasurer, Income Managers Trust; Assistant
                               Treasurer, Equity Managers Trust; Assistant
                               Treasurer, Global Managers Trust; Assistant
                               Treasurer, Neuberger Berman Equity Assets;
                               Assistant Treasurer, Neuberger Berman Equity
                               Series.

Stanley Egener                 Chairman of the Board and Trustee, Neuberger
President and Director,        Berman Advisers Management Trust; Chairman of
NB Management; Principal,      the Board and Trustee, Advisers Managers Trust;
Neuberger Berman               Chairman of the Board and Trustee, Neuberger
                               Berman Income Funds; Chairman of the Board and
                               Trustee, Neuberger Berman Income Trust; Chairman
                               of the Board and Trustee, Neuberger Berman Equity
                               Funds; Chairman of the Board and Trustee,
                               Neuberger Berman Equity Trust; Chairman of the
                               Board and Trustee, Income Managers Trust;
                               Chairman of the Board and Trustee, Equity
                               Managers Trust; Chairman of the Board and
                               Trustee, Global Managers Trust; Chairman of the
                               Board and Trustee, Neuberger Berman Equity
                               Assets; Chairman of the Board and Trustee,
                               Neuberger Berman Equity Series.
_____________________________
(1)Until 1997.

NAME                           BUSINESS AND OTHER CONNECTIONS
----                           ------------------------------

Theodore P. Giuliano           President and Trustee, Neuberger Berman Income
Vice President and             Funds; President and Trustee, Neuberger Berman
Director, NB Management;       Income Trust; President and Trustee, Income
Principal, Neuberger Berman    Managers Trust.

Michael F. Malouf              Portfolio Manager, Dresdner RCM Global
Vice President                 Investors.(2)
NB Management

S. Basu Mullick                Portfolio Manager, Ark Asset Management.(3)
Vice President
NB Management

C. Carl Randolph               Assistant Secretary, Neuberger Berman Advisers
Principal                      Management Trust; Assistant Secretary, Advisers
Neuberger Berman               Managers Trust; Assistant Secretary, Neuberger
                               Berman Income Funds; Assistant Secretary,
                               Neuberger Berman Income Trust; Assistant
                               Secretary, Neuberger Berman Equity Funds;
                               Assistant Secretary, Neuberger Berman Equity
                               Trust; Assistant Secretary, Income Managers
                               Trust; Assistant Secretary, Equity Managers
                               Trust; Assistant Secretary, Global Managers
                               Trust; Assistant Secretary, Neuberger Berman
                               Equity Assets; Assistant Secretary, Neuberger
                               Berman Equity Series.

Richard Russell                Treasurer, Neuberger Berman Advisers
Vice President,                Management Trust; Treasurer, Advisers
NB Management                  Managers Trust; Treasurer, Neuberger
                               Berman Income Funds; Treasurer,  Neuberger Berman
                               Income Trust; Treasurer,  Neuberger Berman Equity
                               Funds; Treasurer,  Neuberger Berman Equity Trust;
                               Treasurer,   Income  Managers  Trust;  Treasurer,
                               Equity Managers Trust; Treasurer, Global Managers
                               Trust; Treasurer, Neuberger Berman Equity Assets;
                               Treasurer, Neuberger Berman Equity Series.

Ingrid Saukaitis               Project Director, Council on Economic
Assistant Vice President, NB   Priorities.(4)
Management

Jennifer K. Silver             Portfolio Manager and Director, Putnum
Vice President, NB             Investments(5)
Management, Principal
Neuberger Berman

_____________________________
(2)Until 1998.
(3)Until 1998.
(4) Until 1997.
(5) Until 1997.

NAME                           BUSINESS AND OTHER CONNECTIONS
----                           ------------------------------

Daniel J. Sullivan             Vice President, Neuberger Berman  Advisers
Senior Vice President          Management Trust; Vice President, Advisers
NB Management                  Managers Trust;  Vice  President,  Neuberger
                               Berman Income Funds; Vice President, Neuberger
                               Berman Income Trust; Vice President, Neuberger
                               Berman Equity Funds; Vice President, Neuberger
                               Berman Equity Trust; Vice President, Income
                               Managers Trust; Vice President, Equity Managers
                               Trust; Vice President, Global Managers Trust;
                               Vice President, Neuberger Berman Equity Assets;
                               Vice President, Neuberger Berman Equity Series.

Michael J. Weiner              Vice President, Neuberger Berman Advisers
Senior Vice President,         Management Trust; Vice President, Advisers
NB Management; Principal,      Managers Trust; Vice resident, Neuberger
Neuberger Berman               Berman Income Funds; Vice President, Neuberger
                               Berman Income Trust; Vice President, Neuberger
                               Berman Equity Funds; Vice President, Neuberger
                               Berman Equity Trust; Vice President, Income
                               Managers Trust; Vice President, Equity Managers
                               Trust; Vice President, Global Managers Trust;
                               Vice President, Neuberger Berman Equity Assets;
                               Vice President, Neuberger Berman Equity Series.

Allan R. White                 Portfolio Manager, Salomon Asset
Vice President, NB             Management.(6)
Management; Principal,
Neuberger Berman

Celeste Wischerth,             Assistant Treasurer, Neuberger Berman Advisers
Assistant Vice President,      Management Trust; Assistant Treasurer, Advisers
NB Management                  Managers Trust; Assistant Treasurer, Neuberger
                               Berman Income Funds; Assistant Treasurer,
                               Neuberger Berman Income Trust; Assistant
                               Treasurer, Neuberger Berman Equity Funds;
                               Assistant Treasurer, Neuberger Berman Equity
                               Trust; Assistant Treasurer, Income Managers
                               Trust; Assistant Treasurer, Equity Managers
                               Trust; Assistant Treasurer, Global Managers
                               Trust; Assistant Treasurer, Neuberger Berman
                               Equity Assets; Assistant Treasurer, Neuberger
                               Berman Equity Series.

NAME                           BUSINESS AND OTHER CONNECTIONS
----                           ------------------------------

Lawrence Zicklin               President and Trustee, Neuberger Berman
Director, NB Management;       Advisers Management Trust; President and Trustee,
Principal, Neuberger Berman    Advisers Managers Trust; President and Trustee,
                               Neuberger Berman Equity Funds; President and
                               Trustee, Neuberger Berman Equity Trust; President and Trustee, Equity Managers Trust; President,
                               Global Managers Trust; President and Trustee,
                               Neuberger Berman Equity Assets; President and
                               Trustee, Neuberger Berman Equity Series.

        The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.  Principal Underwriters.
--------  -----------------------

            (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                  Neuberger Berman Advisers Management Trust
                  Neuberger Berman Equity Trust
                  Neuberger Berman Equity Assets
                  Neuberger Berman Equity Series
                  Neuberger Berman Income Funds
                  Neuberger Berman Income Trust

            NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

   NAME                       POSITIONS AND OFFICES      POSITIONS AND OFFICES
                              WITH UNDERWRITER           WITH REGISTRANT
   ----                       ---------------------      ---------------------
   Ramesh Babu                Assistant Vice President   None

   Patrick T. Byrne           Vice President             None

   Richard A. Cantor          Chairman of the Board      None

   Valerie Chang              Vice President             None

   Brooke A. Cobb             Vice President             None

   Robert Conti               Treasurer                  None

   Robert W. D'Alelio         Vice President             None

   Clara Del Villar           Vice President             None

   Barbara DiGiorgio          Assistant Vice President   Assistant Treasurer

   NAME                       POSITIONS AND OFFICES      POSITIONS AND OFFICES
                              WITH UNDERWRITER           WITH REGISTRANT
   ----                       ---------------------      ---------------------
   Stanley Egener             President and Director     Chairman of the
                                                         Board, Chief
                                                         Executive Officer,
                                                         and Trustee

   Robert S. Franklin         Vice President             None

   Brian J. Gaffney           Vice President             None

   Joseph G. Galli            Vice President             None

   Robert I. Gendelman        Vice President             None

   Theodore P. Giuliano       Vice President and         None
                              Director

   Michael M. Kassen          Vice President and         None
                              Director

   Robert L. Ladd             Assistant Vice President   None

   Irwin Lainoff              Director                   None

   Josephine Mahaney          Vice President             None

   Michael F. Malouf          Vice President             None

   Carmen G. Martinez         Assistant Vice President   None

   Ellen Metzger              Secretary                  None

   Paul Metzger               Vice President             None

   S. Basu Mullick            Vice President             None

   Janet W. Prindle           Vice President             None

   Joseph S. Quirk            Assistant Vice President   None

   Kevin L. Risen             Vice President             None

   Richard Russell            Vice President             Treasurer and
                                                         Principal Accounting
                                                         Officer

   Ingrid Saukaitis           Assistant Vice President   None

   Benjamin Segal             Assistant Vice President   None

   Jennifer K. Silver         Vice President             None

   Kent C. Simons             Vice President             None

   Frederick B. Soule         Vice President             None

   Daniel J. Sullivan         Senior Vice President      Vice President

   Peter E. Sundman           Senior Vice President      None

   Andrea Trachtenberg        Senior Vice President      None

   Judith M. Vale             Vice President             None

   Josephine Velez            Assistant Vice President   None

   Susan Walsh                Vice President             None

   Catherine Waterworth       Vice President             None

   NAME                       POSITIONS AND OFFICES      POSITIONS AND OFFICES
                              WITH UNDERWRITER           WITH REGISTRANT
   ----                       ---------------------      ---------------------

   Michael J. Weiner          Senior Vice President      Vice President and
                                                         Principal Financial
                                                         Officer

   Allan R. White, III        Vice President             None

   Celeste Wischerth          Assistant Vice President   Assistant Treasurer

   Lawrence Zicklin           Director                   Trustee and President


          (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.  Location of Accounts and Records.
--------  ---------------------------------
          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State Street Cayman Trust Company, Ltd., Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.

Item 29.  Management Services
--------  -------------------
          Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings
--------  ------------
          None.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY FUNDS has duly caused this Post-Effective Amendment No. 86 to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 28th day of September, 1999.

                          NEUBERGER BERMAN EQUITY FUNDS


                            By: /s/ Lawrence Zicklin
                                --------------------
                                    Lawrence Zicklin
                                    President

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 86 has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                                Date
---------                     -----                                ----

/s/ Faith Colish              Trustee                       September 28, 1999
-----------------------
Faith Colish


/s/ Stanley Egener            Chairman of the Board         September 28, 1999
-----------------------         and Trustee (Chief
Stanley Egener                  Executive Officer)


/s/ Howard A. Mileaf          Trustee                       September 28, 1999
-----------------------
Howard A. Mileaf


/s/ Edward I. O'Brien         Trustee                       September 28, 1999
-----------------------
Edward I. O'Brien


                        (signatures continued on next page)

Signature                     Title                                Date
---------                     -----                                ----

/s/ John T. Patterson, Jr.    Trustee                     September 28, 1999
--------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal         Trustee                       September 28, 1999
--------------------------
John P. Rosenthal


/s/ Gustave H. Shubert        Trustee                       September 28, 1999
-------------------------
Gustave H. Shubert


/s/ Lawrence Zicklin          President                     September 28, 1999
-------------------------       and Trustee
Lawrence Zicklin


/s/ Michael J. Weiner         Vice President                September 28, 1999
-------------------------       (Principal Financial
Michael J. Weiner               Officer)


/s/ Richard Russell           Treasurer                     September 28, 1999
-------------------------       (Principal
Richard Russell                 Accounting Officer)

                                       SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST has duly caused this Post-Effective Amendment No. 86 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 28th day of September, 1999.

                                 EQUITY MANAGERS TRUST


                                By:/s/ Lawrence Zicklin
                                   --------------------
                                       Lawrence Zicklin
                                       President

        Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 86 has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                                       Date
---------                           -----                                       ----

/s/ Faith Colish                    Trustee                              September 28, 1999
---------------------------
Faith Colish


/s/ Stanley Egener                  Chairman of the Board                September 28, 1999
----------------------------          and Trustee (Chief
Stanley Egener                        Executive Officer)


/s/ Howard A. Mileaf                Trustee                              September 28, 1999
----------------------------
Howard A. Mileaf


/s/ Edward I. O'Brien               Trustee                              September 28, 1999
----------------------------
Edward I. O'Brien


                              (signatures continued on next page)




Signature                           Title                                       Date
---------                           -----                                       ----


/s/ John T. Patterson, Jr.          Trustee                              September 28, 1999
----------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal               Trustee                              September 28, 1999
----------------------------
John P. Rosenthal


/s/Cornelius T. Ryan                Trustee                              September 28, 1999
----------------------------
Cornelius T. Ryan


/s/ Gustave H. Shubert              Trustee                              September 28, 1999
----------------------------
Gustave H. Shubert


/s/ Lawrence Zicklin                President and Trustee                September 28, 1999
----------------------------
Lawrence Zicklin


/s/ Michael J. Weiner               Vice President                       September 28, 1999
----------------------------          (Principal Financial
Michael J. Weiner                       Officer)


/s/ Richard Russell                 Treasurer (Principal                 September 28, 1999
----------------------------          Accounting Officer)
Richard Russell



                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GLOBAL MANAGERS TRUST has duly caused Post-Effective Amendment No. 86 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York, on the 28thth day of September, 1999.


                              GLOBAL MANAGERS TRUST


                              By:/s/  Stanley Egener
                                 -----------------
                                      Stanley Egener, Chairman of the Board
                                     (Chief Executive Officer)

        Pursuant  to  the   requirements   of  the   Securities   Act  of  1933,
Post-Effective Amendment No. 86 has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                                       Date
---------                           -----                                       ----

/s/Stanley Egener                   Chairman of the Board               September 28, 1999
------------------------              and Trustee (Chief
Stanley Egener                        Executive Officer)


/s/Howard A. Mileaf                 Trustee                             September 28, 1999
------------------------
Howard A. Mileaf


/s/John T. Patterson,Jr.            Trustee                             September 28, 1999
------------------------
John T. Patterson, Jr.


/s/John P. Rosenthal                Trustee                             September 28, 1999
------------------------
John P. Rosenthal


/s/Michael J. Weiner                Vice President                      September 28, 1999
------------------------              (Principal Financial
Michael J. Weiner                     Officer)


/s/Richard Russell                  Treasurer                           September 28, 1999
------------------------            (Principal
Richard Russell                       Accounting Officer)




                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 86 ON FORM N-1A
                                INDEX TO EXHIBITS

             Exhibit                                     Description
             Number                                      -----------
             ------

             (a)     (1)          Certificate of Trust.  Incorporated by Reference to
                                  Post-Effective Amendment No. 70 to Registrant's
                                  Registration Statement, File Nos. 2-11357 and 811-582,
                                  EDGAR Accession No. 0000898432-95-000314.

                     (2)          Restated Certificate of Trust. Incorporated by reference
                                  to Post-Effective Amendment No. 82 to Registrant's
                                  Registration Statement, File Nos. 2-11357 and 811-582,
                                  EDGAR Accession No. 00008988432-98-000840.

                     (3)          Trust Instrument of Neuberger Berman Equity Funds.
                                  Incorporated by Reference to Post-Effective Amendment
                                  No. 70 to Registrant's Registration Statement, File Nos.
                                  2-11357 and 811-582, EDGAR Accession No.
                                  0000898432-95-000314.

                     (4)          Schedule A - Current Series of Neuberger Berman Equity
                                  Funds. To Be Filed by Amendment.

             (b)     By-laws of Neuberger Berman Equity Funds. Incorporated by Reference
                     to Post-Effective Amendment No. 70 to Registrant's Registration
                     Statement, File Nos. 2-11357 and 811-582, EDGAR Accession No.
                     0000898432-95-000314.

             (c)     (1)          Trust Instrument of Neuberger Berman Equity Funds,
                                  Articles IV, V, and VI.  Incorporated by Reference to
                                  Post-Effective Amendment No. 70 to Registrant's
                                  Registration Statement, File Nos. 2-11357 and 811-582,
                                  EDGAR Accession No. 0000898432-95-000314.

                     (2)          By-Laws of Neuberger Berman Equity Funds, Articles V,
                                  VI, and VIII.  Incorporated by Reference to
                                  Post-Effective Amendment No. 70 to Registrant's
                                  Registration Statement, File Nos. 2-11357 and 811-582,
                                  EDGAR Accession No. 0000898432-95-000314.

             (d)     (1)   (i)           Management Agreement Between Equity Managers Trust and
                                         Neuberger Berman Management Inc.  Incorporated by
                                         Reference to Post-Effective Amendment No. 70 to
                                         Registrant's Registration Statement, File Nos. 2-11357
                                         and 811-582, EDGAR Accession No. 0000898432-95-000314.

                           (ii)          Schedule A - Series of Equity Managers Trust Currently
                                         Subject to the Management Agreement. To Be Filed by
                                         Amendment.

                           (iii)         Schedule  B -  Schedule  of  Compensation
                                         Under  the  Management  Agreement.  To Be
                                         Filed by Amendment.

                                       14

             Exhibit                                     Description
             Number                                      -----------
             ------

                     (2)   (i)    Sub-Advisory Agreement Between Neuberger Berman
                                  Management Inc. and Neuberger Berman, LLC with Respect
                                  to Equity Managers Trust.  Incorporated by Reference to
                                  Post-Effective Amendment No. 70 to Registrant's
                                  Registration Statement, File Nos. 2-11357 and 811-582,
                                  EDGAR Accession No. 0000898432-95-000314.

                           (ii)   Schedule A - Series of Equity Managers Trust Currently
                                  Subject to the Sub-Advisory Agreement. To Be Filed by
                                  Amendment.

                     (3)   (i)    Management Agreement Between Global Managers Trust and
                                  Neuberger Berman Management Inc..  Incorporated by
                                  Reference to Post-Effective Amendment No. 74 to
                                  Registrant's Registration Statement, File Nos. 2-11357
                                  and 811-582, EDGAR Accession No. 0000898432-95-000426.

                           (ii)   Schedule A - Series of Global Managers Trust Currently
                                  Subject to the Management Agreement.  Incorporated by
                                  Reference to Post-Effective Amendment No. 74 to
                                  Registrant's Registration Statement, File Nos. 2-11357
                                  and 811-582, EDGAR Accession No. 0000898432-95-000426.

                           (iii)  Schedule  B -  Schedule  of  Compensation
                                  Under    the    Management     Agreement.
                                  Incorporated      by     Reference     to
                                  Post-Effective   Amendment   No.   74  to
                                  Registrant's Registration Statement, File
                                  Nos. 2-11357 and 811-582, EDGAR Accession
                                  No. 0000898432-95-000426.

                     (4)   (i)    Sub-Advisory Agreement Between Neuberger Berman
                                  Management Inc. and Neuberger Berman, LLC with Respect
                                  to Global Managers Trust.  Incorporated by Reference to
                                  Post-Effective Amendment No. 74 to Registrant's
                                  Registration Statement, File Nos. 2-11357 and 811-582,
                                  EDGAR Accession No. 0000898432-95-000426.

                           (ii)   Schedule A - Series of Global Managers Trust Currently
                                  Subject to the Sub-Advisory Agreement.  Incorporated by
                                  Reference to Post-Effective Amendment No. 74 to
                                  Registrant's Registration Statement, File Nos. 2-11357
                                  and 811-582, EDGAR Accession No. 0000898432-95-000426.

             (e)     (1)   Distribution Agreement Between Neuberger Berman Equity
                           Funds and Neuberger Berman Management Inc.
                           Incorporated by Reference to Post-Effective Amendment
                           No. 77 to Registrant's Registration Statement, File
                           Nos. 2-11357 and 811-582, EDGAR Accession No.
                           0000898432-97-000516.

                     (2)   Schedule A - Series of Neuberger Berman Equity Funds
                           Currently Subject to the Distribution Agreement. To
                           Be Filed by Amendment.

             (f)           Bonus, Profit Sharing or Pension Plans.  None.


                                           15

              Exhibit                                     Description
              Number                                      -----------
              ------
              (g)    (1)   Custodian Contract Between Neuberger Berman Equity
                           Funds and State Street Bank and Trust Company.
                           Incorporated by Reference to Post-Effective Amendment
                           No. 74 to Registrant's Registration Statement, File
                           Nos. 2-11357 and 811-582, EDGAR Accession No.
                           0000898432-95-000426.

                     (2)   Schedule of Compensation under the Custodian Contract.
                           Incorporated by Reference to Post-Effective Amendment
                           No. 76 to Registrant's Registration Statement, File
                           Nos. 2-11357 and 811-582, EDGAR Accession No.
                           0000898432-96-000525.

              (h)    (1)   (i)    Transfer Agency and Service Agreement Between Neuberger
                                  Berman Equity Funds and State Street Bank and Trust
                                  Company.  Incorporated by Reference to Post-Effective
                                  Amendment No. 70 to Registrant's Registration Statement,
                                  File Nos. 2-11357 and 811-582, EDGAR Accession No.
                                  0000898432-95-000314.

                           (ii)   First Amendment to Transfer Agency and Service Agreement
                                  Between Neuberger Berman Equity Funds and State Street
                                  Bank and Trust Company.  Incorporated by  Reference to
                                  Post-Effective Amendment No. 70 to Registrant's
                                  Registration Statement, File Nos. 2-11357 and 811-582,
                                  EDGAR Accession No. 0000898432-95-000314.

                           (iii)  Second Amendment to Transfer Agency and Service
                                  Agreement between Neuberger Berman Equity Funds and
                                  State Street Bank and Trust Company. Incorporated by
                                  Reference to Post-Effective Amendment No. 77 to
                                  Registrant's Registration Statement, File Nos.
                                  2-11357 and 811-582, EDGAR Accession No.
                                  0000898432-97-000516.

                           (v)    Schedule of Compensation under the Transfer Agency and
                                  Service Agreement. Incorporated by Reference to
                                  Post-Effective Amendment No. 76 to Registrant's
                                  Registration Statement, File Nos. 2-11357 and 811-582,
                                  EDGAR Accession No. 0000898432-96-000525.

                     (2)   (i)    Administration Agreement Between Neuberger Berman Equity
                                  Funds and Neuberger Berman Management Inc. Incorporated
                                  by Reference to Post-Effective Amendment No. 77 to
                                  Registrant's Registration Statement, File Nos. 2-11357
                                  and 811-582, EDGAR Accession No.  0000898432-97-000516.

                           (ii)   Schedule A - Series of Neuberger Berman Equity Funds
                                  Currently Subject to the Administration Agreement. To Be
                                  Filed by Amendment.

                           (iii)  Schedule B - Schedule of Compensation Under the
                                  Administration Agreement. To Be Filed by Amendment.

              (i)          Opinion and Consent of Counsel.  To Be Filed by Amendment.

              (j)          Consent of Independent Auditors.  None.

            Exhibit                                     Description
             Number                                      -----------
             ------

              (k)       Financial Statements Omitted from Prospectus.  None.

              (l)       Letter of Investment Intent.  None.

              (m)       Plan Pursuant to Rule 12b-1.  None.

              (n)       Financial Data Schedule.  Not applicable.v

              (o)       Plan Pursuant to Rule 18f-3.  None.





                                          17